The Tax-Exempt Bond Fund of America®
Investment portfolio
April 30, 2025
unaudited

Bonds, notes & other debt instruments 94.34% Alabama 3.89%	Principal amount (000)	Value (000)
Auburn University, General Fee Rev. Bonds, Series 2025-B, 5.00% 6/1/2042	USD1,390	$1,479
City of Birmingham, G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2015-A-1, 5.00% 3/1/2040 (preref. 9/1/2025)	1,500	1,508
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026[1]	8,275	8,214
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)	8,200	8,468
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,590	6,568
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	22,000	23,531
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	10,215	10,678
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	102,010	106,147
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	40,510	42,712
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	29,200	29,152
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	17,480	17,451
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	17,235	16,939
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	8,880	9,290
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	4,040	4,049
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	68,875	67,598
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	24,940	26,463
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	48,385	51,861
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)	20,290	22,064
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	72,500	76,961
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	6,510	6,993
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-D, 5.75% 10/1/2055	7,435	8,006
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	510	531
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	3,000	3,013
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,000	2,067
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028	2,500	2,573
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030	5,000	5,127
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031	7,500	7,671
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	2,250	2,295
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	5,040	5,124
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034	8,200	8,311
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	4,000	4,297
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036	3,500	3,733
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037	3,000	3,177
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	3,500	3,689
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	7,645	8,026
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	2,770	2,888
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Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2042	USD6,165	$6,413
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	7,475	7,731
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	6,795	7,000
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045	8,825	9,055
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	34,400	34,709
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	13,600	13,929
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	2,500	2,630
Lower Alabama Gas Dist., Gas Project Rev. Bonds (Project No. 2), Series 2020, 4.00% 12/1/2050 (put 12/1/2025)	2,900	2,901
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033[2]	1,150	722
City of Prattville, Industrial Dev. Board, Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	885	863
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	430	419
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM insured, 5.125% 8/1/2044	2,725	2,829
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, Assured Guaranty insured, 5.00% 8/1/2054	1,200	1,209
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, 5.00% 8/1/2056	3,420	3,446
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, Assured Guaranty insured, 5.50% 8/1/2058	2,000	2,077
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	1,850	1,803
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	29,535	30,899
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	13,500	13,909
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	28,595	30,185
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	10,000	10,473
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	7,240	7,426
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	9,825	9,770
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	61,355	60,355
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	3,705	3,929
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	9,635	9,899
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	29,730	31,194
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,050	921
		915,350
Alaska 0.08%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	500	490
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042	8,840	8,808
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046	200	200
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	5,450	5,452
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,230	1,317
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Bonds, notes & other debt instruments (continued) Alaska (continued)	Principal amount (000)	Value (000)
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2035	USD1,000	$1,100
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	1,975	250
		17,617
Arizona 2.47%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027	1,305	1,348
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028	1,375	1,447
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029	1,700	1,819
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033	3,395	3,530
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034	5,000	5,185
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2015-A, 5.00% 12/1/2036	8,685	8,696
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2024-B, 5.00% 5/1/2039	5,000	5,527
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2042	9,250	9,989
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2043	16,000	17,170
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2015-A, 5.00% 12/1/2045	50,205	50,269
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2023-B, 5.25% 1/1/2053	20,000	21,143
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2024-A, 5.00% 1/1/2054	8,525	8,858
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036	1,000	1,059
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2049	2,940	3,042
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2054	5,990	6,156
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054	14,605	14,975
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029	600	540
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2026	500	512
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027	250	261
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2026	1,200	1,210
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032	525	558
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,550	1,500
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2048	3,750	3,602
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054	5,200	4,853
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty insured, 4.00% 7/1/2038	1,000	986
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.48% 1/1/2037[3]	53,780	51,763
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 3.87% 1/1/2046 (preref. 11/4/2025)[3]	1,000	997
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	1,435	1,494
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2033	1,000	1,036
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2035	USD1,100	$1,133
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2036	1,000	1,026
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2037	1,045	1,069
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2039	2,045	2,079
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2044	1,630	1,637
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 4.00% 11/1/2049	3,075	2,610
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	250	236
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	2,200	1,913
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	1,630	1,365
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	7,920	6,337
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	3,300	2,763
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	4,230	3,385
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028	1,680	1,710
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042	1,000	994
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047	1,310	1,272
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	1,000	966
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	1,025	974
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037[1]	1,330	1,332
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[1]	2,150	2,156
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[1]	5,305	5,246
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[1]	5,660	5,620
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[1]	1,975	1,847
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	555	535
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	1,325	1,306
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,335	1,220
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050[1]	690	627
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	3,000	2,819
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040[1]	2,265	2,268
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]	1,250	1,192
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2041[1]	500	428
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026	915	927
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038	USD1,600	$1,541
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039	1,800	1,725
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040	1,000	951
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	6,310	4,686
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050	7,000	5,984
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Unity at West Glendale Project), Series 2024, 5.00% 3/1/2045 (put 9/1/2026)	1,150	1,167
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	62,400	58,519
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2031	1,510	1,652
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2035	500	525
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2037	550	574
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[1]	3,480	3,574
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	725	733
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052	750	731
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034	500	485
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039	750	762
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[1]	255	223
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1]	2,000	1,537
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,000	3,032
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	6,150	6,067
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[1]	2,215	2,091
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,000	2,487
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[1]	1,000	795
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054	6,225	6,069
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[1]	565	523
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049	2,845	2,372
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-D, 5.00% 1/1/2046 (put 5/15/2026)	5,400	5,479
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	7,145	6,351
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	7,000	5,125
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	10,380	7,600
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (HonorHealth), Series 2021-A, 3.00% 9/1/2051	2,000	1,403
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	21,605	18,986
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2031	2,500	2,713
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2032	5,205	5,633
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	22,190	17,680
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	8,400	6,693
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033	USD5,080	$5,153
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2026	260	261
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2027	250	252
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2030	290	293
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2041	650	602
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2045	1,050	949
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[1]	2,675	2,676
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[1]	1,000	1,000
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[1]	3,880	3,734
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[1]	3,900	3,740
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[1]	1,065	1,066
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[1]	910	910
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036[1]	8,535	8,558
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[1]	1,050	1,004
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,035	1,031
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2030	925	1,009
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2031	420	464
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	2,650	1,909
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	5,300	4,734
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	10,890	10,964
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	5,320	5,482
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033	14,000	14,405
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033	2,515	2,625
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Bonds, Series 2023, 5.25% 7/1/2047	3,000	3,180
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032	2,000	2,029
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033	1,000	1,014
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034	1,000	1,013
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035	2,000	2,025
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036	840	811
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037	900	868
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026[1]	1,405	1,421
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027[1]	1,485	1,513
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030	8,015	8,509
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034[1]	490	497
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054[1]	1,000	928
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[1]	150	151
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059[1]	1,000	918
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2024-A, 5.00% 7/1/2041	2,650	2,815
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026	400	410
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027	USD300	$313
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028	400	424
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	400	430
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042	1,800	1,876
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	2,000	2,079
		581,030
Arkansas 0.01%
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037	2,705	2,325
California 7.97%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[4]	1,770	994
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[4]	6,040	3,382
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty insured, 0% 10/1/2052 (5.45% on 10/1/2037)[4]	3,015	1,688
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	502
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	12,200	10,210
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2031	1,175	945
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2033	1,400	1,029
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043	1,250	988
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029	980	981
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030	295	295
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.92% 4/1/2056 (put 4/1/2027)[3]	1,990	1,940
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	5,715	5,740
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	750	758
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048	2,500	2,511
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, Assured Guaranty insured, 4.00% 7/1/2054	2,095	1,969
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	6,000	5,980
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty insured, 0% 8/1/2025	1,500	1,488
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1), Series 2014-A, Assured Guaranty insured, 4.25% 10/1/2033	750	750
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2033	750	750
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2040	580	491
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2041	480	399
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2046	3,150	2,404
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty insured, 3.00% 8/1/2044	2,500	1,943
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	9,550	10,093
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	USD5,000	$5,172
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2024-H, 0% 8/1/2049	3,000	942
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 8/1/2045	500	469
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2031	600	480
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2032	315	242
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2033	320	235
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2034	625	439
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2038	1,300	745
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2039	1,000	544
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,250	1,998
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2026	225	227
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2034	1,090	1,094
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2035	1,725	1,731
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2043	4,000	1,761
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	22,650	22,405
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	2,315	2,406
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	44,205	46,475
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	11,500	12,090
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	17,145	17,693
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	19,555	20,612
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	77,065	81,570
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	31,705	33,250
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	37,075	38,215
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	11,400	12,204
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	10,305	10,618
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[1]	400	330
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[1]	7,075	5,459
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[1]	19,695	16,120
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035	1,500	998
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2040	USD500	$254
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051	1,750	1,764
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[1]	2,515	1,774
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[1]	1,000	702
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[1]	3,600	2,622
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[1]	1,570	987
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[1]	540	377
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[1]	39,100	30,123
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]	600	481
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]	15,160	12,973
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[1]	5,105	3,384
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]	7,960	6,024
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]	5,460	3,608
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[1]	1,750	1,277
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[1]	2,215	1,535
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]	2,000	1,633
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[1]	28,390	21,805
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[1]	1,800	1,223
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[1]	34,900	20,495
Cypress Elementary School Dist., G.O Bonds, Convertible Capital Appreciation Bonds, 2008 Election, Series 2011-B-1, 0% 8/1/2050 (8.125% on 8/1/2031)[4]	23,000	20,827
Downey Unified School Dist., G.O. Bonds, 2022 Election, Series 2022-A, 4.00% 8/1/2052	2,000	1,859
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.00% 9/1/2038	790	818
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,085	1,023
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,095	978
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,180	1,824
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,230	1,160
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,150	1,027
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,540	2,126
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD2,275	$2,209
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,085	1,904
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	505	585
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046	1,000	1,086
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2035	3,180	3,677
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2055	20,495	21,518
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029	2,120	2,120
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.75% 8/1/2048	650	729
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026	1,300	1,307
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	500	502
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	500	501
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2038	1,500	1,503
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	12,830	12,900
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043	2,890	2,901
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	13,500	13,549
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048	2,500	2,505
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 5.00% 12/1/2042	1,000	1,043
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038	780	805
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	3,000	2,988
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	2,500	2,320
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2034	1,000	703
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2035	1,785	1,197
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	1,395	1,410
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty insured, 4.00% 10/1/2040	5,000	4,848
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031	880	884
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034	2,600	2,609
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052	3,500	3,292
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty insured, 0% 1/15/2034	2,000	1,458
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035	2,000	1,395
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033	1,000	950
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043	2,000	1,544
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030	1,005	1,033
G.O. Bonds, Series 2021, 5.00% 12/1/2031	395	401
G.O. Bonds, Series 2015, 5.25% 8/1/2032	5,000	5,021
G.O. Bonds, Series 2021, 5.00% 12/1/2032	335	340
G.O. Bonds, Series 2021, 5.00% 12/1/2034	335	340
G.O. Bonds, Series 2023, 5.00% 10/1/2035	3,405	3,788
G.O. Bonds, Series 2023, 5.00% 9/1/2036	3,000	3,317
G.O. Bonds, Series 2021, 4.00% 10/1/2037	1,000	999
G.O. Bonds, Series 2021, 4.00% 10/1/2039	3,000	2,959
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2030	1,265	1,382
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	3,000	2,542
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041	2,625	2,779
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	USD8,675	$9,280
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2029	990	859
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2031	1,250	991
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032	1,500	1,141
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty insured, 0% 6/1/2025 (escrowed to maturity)	4,000	3,988
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	3,960	3,705
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]	7,785	6,946
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044	7,000	7,161
Hayward Unified School Dist., G.O. Bonds, 2024 Election, Series 2025-A, Assured Guaranty insured, 5.25% 8/1/2054	4,765	5,003
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, Series 2025-B, Assured Guaranty insured, 5.00% 8/1/2029	1,000	1,077
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040	3,000	3,098
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2041	735	762
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2042	1,050	1,079
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2043	1,250	1,279
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	2,000	1,851
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	230	230
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	105	110
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	85	90
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	355	382
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	1,040	1,054
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	450	457
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	540	544
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	645	647
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	1,000	978
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026	350	351
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,000	1,022
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,250	1,234
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,000	974
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	636	628
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,183	1,182
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	20,246	19,271
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	36,508	33,317
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.358% 9/20/2036[3]	28,514	649
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	22,586	22,315
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2024-B, 4.00% 8/1/2049	1,205	1,090
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2036[1]	340	329
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2041[1]	510	501
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2046[1]	135	127
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2051[1]	175	162
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,750	4,617
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 4.32% 12/1/2050 (put 6/1/2026)[3]	1,000	997
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	130	141
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2031	300	330
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2032	USD475	$527
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	580	663
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2039	1,195	1,358
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	530	599
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	515	573
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	775	857
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	310	341
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty insured, 4.00% 8/1/2046	3,865	3,622
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty insured, 4.00% 8/1/2051	1,000	918
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	2,670	2,700
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,289
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	350	351
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033	585	587
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034	615	617
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	375	376
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	995	996
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2025	995	999
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 4.00% 9/1/2026	150	151
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	1,295	1,321
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2032	245	252
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2033	115	118
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2034	995	1,021
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	470	483
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2035	525	538
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2036	505	517
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2037	700	715
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2038	640	652
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	1,004
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	6,115	5,511
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2047	1,990	2,000
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2049	2,985	2,748
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 9/1/2049	995	999
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2050	11,135	10,187
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2051	2,985	2,990
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2054	12,105	11,047
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2054	6,960	6,352
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	995	996
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2035	1,125	1,129
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2039	1,095	1,084
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2032	415	425
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2033	880	896
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2034	945	957
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2035	1,020	1,029
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2036	840	843
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2037	USD1,170	$1,169
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2038	1,255	1,248
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2039	1,340	1,325
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2040	1,435	1,411
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2041	1,535	1,498
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2047	5,000	4,723
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2041	3,000	3,013
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046	935	876
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty insured, 4.00% 9/1/2039	1,000	992
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty insured, 4.00% 9/1/2041	675	659
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty insured, 4.00% 9/1/2047	2,915	2,749
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035	5,915	5,924
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2040	4,375	4,377
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	4,850	4,114
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	3,300	2,115
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	10,160	7,884
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2040	2,235	2,235
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037	1,000	877
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038	1,405	1,201
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039	1,000	836
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	20,000	21,273
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 5/15/2042	3,900	3,948
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 5/15/2027	1,500	1,501
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2029	1,040	1,088
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2029	2,480	2,595
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 7/1/2033	1,100	1,136
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	755	803
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2033	1,100	1,175
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,500	4,825
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2034	2,415	2,593
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	1,000	1,056
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2035	4,620	4,904
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,515	5,871
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,000	1,027
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,500	1,568
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	3,620	3,808
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,130	3,301
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	2,500	2,636
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,120	1,170
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	500	523
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	485	509
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	USD500	$516
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	3,065	3,204
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	3,500	3,666
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2039	1,130	1,158
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	565	581
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,000	1,029
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,140	1,189
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	4,225	4,408
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,160	1,186
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,880	3,990
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,175	2,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	8,400	8,704
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	515	524
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,080	1,105
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	2,000	2,055
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,725	1,775
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	605	615
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2042	755	771
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2042	1,240	1,268
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	3,510	3,592
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2042	1,125	1,150
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2043	495	503
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	725	735
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	745	755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2046	795	801
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	9,000	9,036
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,270	3,275
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	2,145	2,136
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	4,500	4,474
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	3,050	3,103
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2029	1,150	1,203
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	2,905	3,099
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	710	760
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	1,800	1,916
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	515	537
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2036	505	528
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,725	3,928
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	3,785	4,001
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,350	1,400
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	2,500	2,629
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	517
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	5,410	5,576
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	3,000	3,124
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,670	4,882
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,655	3,753
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	1,380	1,419
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	770	791
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2041	550	567
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	1,410	1,422
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2044	395	400
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	1,000	1,004
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	4,405	4,425
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	4,655	4,676
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	1,745	1,738
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	3,500	3,551
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	USD825	$819
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2029	2,500	2,694
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2030	2,500	2,735
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2040	2,385	2,599
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2041	6,000	6,488
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2043	7,055	7,531
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2045	5,550	5,876
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	1,335	1,390
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	335	351
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	500	523
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036	570	594
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037	615	638
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	830	848
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	1,190	1,205
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	590	594
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025	1,050	1,053
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 3.00% 7/1/2038	2,885	2,543
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2042	1,000	1,081
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029	2,005	2,100
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053	1,315	1,306
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2026	1,440	1,478
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2029	1,260	1,289
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 9/1/2031	570	554
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2031	250	256
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2032	725	729
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2033	760	764
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2033	345	352
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034	600	603
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2036	850	853
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,445	1,552
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,370	3,174
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,110	2,930
Morongo Band of Mission Indians (The), Econ. Dev. Rev. Bonds, Series 2018-A, 5.00% 10/1/2042[1]	2,565	2,572
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[1]	7,525	7,544
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	USD750	$743
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035	1,040	964
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	250	247
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	335	336
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	290	292
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	2,495	2,601
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[1]	1,500	1,504
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[1]	2,000	1,888
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty insured, 3.00% 2/1/2046	2,195	1,612
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 3.00% 2/1/2046	2,225	1,599
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,500	1,845
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	10,560	7,498
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	850	852
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	3,750	3,616
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	3,750	3,754
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	180	181
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[1]	170	172
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	565	479
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,055	784
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[1]	17,515	12,239
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[1]	400	312
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[1]	1,235	809
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2044	2,160	2,181
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2049	6,435	6,479
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	6,550	6,492
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041	220	212
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	615	578
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	6,695	4,966
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	1,490	1,078
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2037	1,755	1,820
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2039	1,535	1,583
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	825	844
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	1,875	1,914
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028	3,320	3,381
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,915	1,943
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032	1,175	1,192
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 9/1/2032	1,000	1,019
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.925% 7/20/2039[3]	USD36,593	$34,897
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	9,970	10,453
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.774% 7/1/2027[3]	7,890	7,876
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty insured, 5.00% 8/1/2034	285	319
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty insured, 5.00% 8/1/2036	465	515
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty insured, 5.25% 8/1/2048	880	935
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	2,180	1,959
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	3,425	2,852
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	3,250	2,790
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	4,025	3,333
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034	730	732
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	2,915	2,916
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	1,250	1,257
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	2,880	2,966
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042	5,000	5,063
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047	6,000	6,044
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	540	567
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,780	1,826
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,730	1,757
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	1,530	1,550
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.25% 8/15/2043	1,350	1,409
Palm Springs Unified School Dist., G.O. Bonds, 2016 Election, Series 2024-B, 4.00% 8/1/2049	500	468
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 9/1/2030	250	255
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty insured, 5.00% 8/1/2041	2,250	2,287
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	7,000	6,003
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2030	15,520	12,058
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	3,000	2,216
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2040	1,000	507
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2041	375	179
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2043	USD1,000	$427
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2044	1,350	546
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2045	1,400	536
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2030	1,050	1,150
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	670	743
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	625	701
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2035	2,425	2,786
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2036	4,845	5,524
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045	5,265	5,268
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	650	651
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2033	2,885	2,889
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,260	1,261
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2035	3,175	3,178
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2041	3,725	3,726
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2030	1,910	1,965
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	2,040	2,097
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2032	2,185	2,245
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2033	960	986
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2026	1,265	1,271
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2027	590	593
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031	1,200	1,204
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 9/1/2036	710	707
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033	500	506
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	1,910	1,850
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[1]	65	63
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	1,000	1,038
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	1,240	1,295
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,500	1,627
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	1,300	1,432
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2032	505	564
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035	795	865
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2035	1,275	1,433
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2036	1,120	1,227
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2025	1,000	1,001
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027	425	427
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028	1,185	1,190
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030	1,390	1,392
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,115	1,125
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	USD1,255	$1,260
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,445	1,448
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,500	1,528
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051	2,775	2,479
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 5.00% 8/1/2052	1,030	1,079
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2035	425	283
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2036	500	315
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2026	335	343
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2033	310	317
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2034	1,000	1,019
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	260	267
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	340	352
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	420	436
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	510	528
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	600	618
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	700	723
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2033	400	413
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	460	474
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	375	381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	185	173
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	730	718
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	370	361
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 10/1/2032	1,000	1,000
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty insured, 4.00% 10/1/2037	2,500	2,365
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	23,615	17,787
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036	1,070	956
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	4,725	4,026
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026	500	502
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2037	1,750	1,752
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050	USD4,000	$3,419
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2025	100	100
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	536
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	2,445	2,491
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	6,425	6,355
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	4,000	3,876
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	500	480
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 12/1/2025	4,000	4,055
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036	1,000	1,010
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041	4,200	4,221
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040	1,960	1,979
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,645	1,647
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.619% 6/1/2034[3]	6,105	5,913
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2029	585	631
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	10,500	10,579
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	940	944
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046	1,175	1,091
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2051	2,000	1,814
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2034	1,940	2,092
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2044	2,400	2,556
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050	6,000	6,104
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052	3,235	2,906
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	675	704
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	510	527
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	3,075	2,497
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.25% 9/1/2048[1]	965	979
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2033[1]	1,020	1,044
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2043[1]	900	853
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	2,000	1,824
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	7,575	7,822
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033[1]	USD775	$805
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[1]	805	772
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[1]	3,500	2,947
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050[1]	1,220	1,273
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[1]	1,185	967
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043[1]	410	427
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053[1]	800	833
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053[1]	655	682
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	3,615	3,619
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	3,200	3,202
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	1,000	937
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-B, BAM insured, 5.25% 6/15/2049	1,920	2,044
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	3,600	3,617
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	5,300	5,310
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2025)	11,860	13,035
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	19,425	15,721
San Rafael High School Dist., G.O. Bonds, 2022 Election, Series 2024, 4.00% 8/1/2053	1,270	1,143
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2028	400	401
San Ysidro School Dist., G.O. Bonds, 2020 Election, Series 2025-C, 5.00% 8/1/2047	4,435	4,609
San Ysidro School Dist., G.O. Bonds, 2020 Election, Series 2025-C, 5.00% 8/1/2048	3,755	3,895
San Ysidro School Dist., G.O. Rev. Ref. Bonds, Series 2025-A, 5.00% 8/1/2043	10,000	10,533
San Ysidro School Dist., G.O. Rev. Ref. Bonds, Series 2025-A, 5.00% 8/1/2044	4,695	4,925
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty insured, 5.00% 6/1/2049	4,000	4,025
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty insured, 5.00% 6/1/2052	295	295
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2050	1,750	1,826
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040[1]	3,035	2,740
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045[1]	4,110	3,539
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,220	1,873
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	2,410	1,973
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035	1,725	1,736
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036	1,780	1,790
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	3,720	3,728
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	4,740	4,744
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[1]	USD305	$287
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	2,500	2,505
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	3,020	3,142
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	1,500	1,613
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,750	2,750
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	3,000	3,012
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	6,850	6,859
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty insured, 5.80% 7/1/2040[3]	4,775	4,775
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	890	943
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2028	335	347
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	238
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037	1,200	1,059
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	5,585	4,165
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	1,285	805
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,745	4,010
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	750	631
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2025[1]	2,500	2,503
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[1]	750	751
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	150	159
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2044	2,000	2,065
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	5,605	5,723
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2054	12,420	12,598
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 4.00% 5/15/2039	4,055	3,899
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2051	1,000	723
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2054	1,000	704
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,235	1,061
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,045	1,678
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 10/1/2032	1,245	1,247
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	USD1,690	$1,730
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	815	803
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,575	1,460
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	444
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,305	1,112
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	715	716
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034	665	660
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 3.00% 8/1/2032	2,655	2,501
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 3.00% 8/1/2033	1,380	1,277
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	985
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041	4,000	4,077
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	6,755	6,862
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035	1,215	1,219
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2037	1,000	1,003
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	300	300
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2026	1,285	1,288
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	1,265	1,267
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038	2,155	2,161
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty insured, 0% 8/1/2041	5,750	2,657
Regents of the University of California, General Rev. Bonds, Series 2025-CA, 5.00% 5/15/2039	3,875	4,280
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	5,135	4,701
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	11,395	12,177
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty insured, 4.00% 12/1/2040	1,905	1,875
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty insured, 4.00% 12/1/2042	1,575	1,556
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty insured, 5.00% 8/1/2041	1,700	1,835
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty insured, 5.00% 8/1/2042	1,000	1,073
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2046	490	473
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty insured, 5.00% 8/1/2051	2,500	2,610
Various Purpose G.O. Bonds, Series 2024, 5.00% 8/1/2036	1,420	1,585
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2043	2,000	2,154
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2044	2,195	2,354
Various Purpose G.O. Bonds, Series 2021, 5.00% 12/1/2046	255	265
Various Purpose G.O. Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	5	5
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2049	USD1,810	$1,917
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2055	13,720	14,418
Various Purpose G.O. Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2029	1,615	1,744
Various Purpose G.O. Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2031	1,000	1,101
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2031	1,150	1,272
Various Purpose G.O. Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2032	565	629
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	700	782
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2025	500	502
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026	1,000	1,015
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026	600	611
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	1,650	1,685
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027	950	981
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	320	331
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	140	146
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038	825	856
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 8/1/2036	5,655	3,522
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 5.00% 8/1/2042	1,700	1,826
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 5.00% 8/1/2044	1,180	1,257
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty insured, 3.00% 8/1/2046	3,500	2,730
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	350	359
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028	550	564
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	675	690
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,400	1,406
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	1,455	1,458
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034	1,165	1,181
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044	1,105	1,115
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	1,635	1,603
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	3,645	3,352
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046	2,000	1,754
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050	4,815	4,127
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041	2,370	2,157
		1,877,317
Colorado 2.25%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	1,007	958
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.375% 12/1/2048	2,250	2,080
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 3.25% 12/1/2029[1]	590	545
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[1]	USD2,000	$1,777
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. G.O and Improvement Bonds, Series 2019, 5.25% 12/1/2048	5,030	4,666
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	977	914
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2025	180	182
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2025	125	126
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2026	195	200
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2026	270	277
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2027	200	208
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2027	125	129
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2028	210	221
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2028	260	268
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2029	210	223
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2029	125	129
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2030	215	228
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2030	250	258
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bond (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2031	230	244
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 5.00% 12/15/2031	135	139
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bond (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2033	255	269
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bond (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2034	285	299
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty insured, 5.00% 12/1/2035	100	105
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty insured, 3.25% 12/15/2050	1,445	1,098
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	1,600	1,553
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	3,360	3,113
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	6,285	5,693
City of Aurora, Gardens at East Iliff Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	1,000	891
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048	5,583	5,040
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027	405	394
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,275	1,239
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	200	194
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	5,255	4,844
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048[5]	11,500	10,702
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Canyons Metropolitan Dist. No. 5, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM insured, 5.00% 12/1/2042	USD1,480	$1,517
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	4,665	4,573
Certs. of Part., Series 2021-A, 4.00% 12/15/2036	1,500	1,491
Certs. of Part., Series 2021-A, 3.00% 12/15/2037	9,065	7,848
Certs. of Part., Series 2021-A, 4.00% 12/15/2038	1,000	981
Certs. of Part., Series 2021-A, 4.00% 12/15/2039	1,500	1,459
Certs. of Part., Series 2021-A, 4.00% 12/15/2040	1,500	1,439
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.00% 12/15/2043	800	836
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM insured, 5.00% 12/15/2044	480	499
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.25% 12/15/2048	1,410	1,474
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	3,100	2,767
City and County of Denver, Airport System Rev. Bonds, Series 2023-A, 5.00% 11/15/2043	3,500	3,658
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2033	2,000	1,416
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034	2,000	1,345
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033	3,000	3,099
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2012-B, 4.00% 11/15/2043	7,240	6,830
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	8,000	8,056
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-B, 5.25% 11/15/2053	5,000	5,222
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 12/1/2029	1,510	1,542
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 12/1/2041	4,750	4,763
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	1,000	1,009
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	1,000	1,008
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2028	4,485	4,522
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2029	2,660	2,681
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2030	1,500	1,511
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2031	1,140	1,148
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2032	1,685	1,696
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	7,185	7,197
City and County of Denver, School Dist. No. 1, G.O. Bonds, Series 2025-A, 5.25% 12/1/2041	1,700	1,876
City and County of Denver, School Dist. No. 1, G.O. Bonds, Series 2025-C, 5.50% 12/1/2049	3,710	4,015
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	7,270	5,522
City and County of Denver, Water Rev. Bonds, Series 2021-A, 2.00% 12/15/2045	1,000	594
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2040	1,675	1,827
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2041	2,750	2,965
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[1]	430	408
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. G.O. Bonds, Series 2016, 5.25% 12/1/2040	1,545	1,546
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax G.O. Ref. Rev. and Improvement Bonds, Series 2025-A, Assured guaranty insured, 5.00% 12/1/2039	500	522
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax G.O. Ref. Rev. and Improvement Bonds, Series 2025-A, 4.375% 12/1/2044	1,000	937
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax G.O. Ref. Rev. and Improvement Bonds, Series 2025-A, 4.50% 12/1/2049	USD1,590	$1,465
E-470 Public Highway Auth., Rev. Bonds, Series 2024-B, 3.671% 9/1/2039 (put 9/1/2026)[3]	4,440	4,394
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,560	1,672
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027	3,250	2,999
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2030	9,295	7,658
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2031	1,375	1,088
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty insured, 0% 9/1/2035	14,760	9,870
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,653
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059[1]	915	916
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	65	57
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	200	160
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	255	195
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	1,380	1,262
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2025	150	151
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2026	105	108
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2027	110	115
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2029	150	160
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2030	150	159
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2031	155	164
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2032	175	184
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2033	185	194
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2034	200	209
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2035	215	224
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 4.00% 12/1/2039	1,750	1,628
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[1]	395	398
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[1]	1,495	1,484
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032 (preref. 6/1/2027)	3,460	3,586
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	2,020	2,093
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	1,500	1,356
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2019-B, 5.00% 11/15/2049 (put 11/19/2026)	USD2,270	$2,310
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,500	4,569
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	2,700	2,747
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	2,130	2,131
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2045 (preref. 9/1/2030)	1,000	1,035
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050 (preref. 9/1/2030)	2,310	2,390
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 8/1/2044	1,000	905
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047[2]	1,401	112
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049	1,995	1,517
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040	1,500	1,390
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	10,275	8,453
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	5,400	5,442
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	3,620	3,630
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	12,135	12,027
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044	1,340	1,386
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052	9,135	8,256
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054	12,350	12,602
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[2]	1,314	105
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2026	750	751
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2028	1,065	1,066
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029	805	806
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	2,990	2,993
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	7,000	7,033
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 1/1/2032	4,000	4,259
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040	7,785	7,333
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2041	2,000	2,145
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2043	1,550	1,641
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2044	1,500	1,580
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2049	5,500	5,716
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2053	4,200	4,342
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)	1,745	1,745
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	985	985
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	3,705	3,707
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	895	898
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	4,155	4,171
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	4,180	4,200
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	865	869
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049	3,220	3,235
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050	5,050	4,977
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	9,030	9,006
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	5,590	5,590
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 5/1/2051	6,085	5,962
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	935	915
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	2,365	2,303
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	10,370	10,169
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	1,670	1,638
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	5,930	6,093
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-D, Class III, 5.75% 5/1/2053	USD10,360	$10,891
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	10,750	11,562
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-L, Class III, 5.75% 11/1/2053	11,545	12,226
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	12,460	13,642
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	4,255	4,615
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, 6.50% 5/1/2055	845	942
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050	3,000	2,974
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	1,458	1,395
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	5,365	4,793
Kinston Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2020-A, 5.125% 12/1/2050	1,950	1,742
Mesa County Valley School Dist. No. 51 (Grand Junction), G.O. Bonds, Series 2025, 5.25% 12/1/2042	2,295	2,505
Mesa County Valley School Dist. No. 51 (Grand Junction), G.O. Bonds, Series 2025, 5.25% 12/1/2045	4,000	4,304
Mesa County Valley School Dist. No. 51 (Grand Junction), G.O. Bonds, Series 2025, 5.25% 12/1/2049	13,040	13,923
North Holly Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.50% 12/1/2048	1,510	1,449
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	2,572	2,505
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	3,885	3,735
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	3,340	3,484
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	14,700	17,178
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	500	499
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,570	1,561
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2035	2,645	2,586
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,450	1,421
School Dist. 27J, G.O. Bonds, Series 2024-A, 5.00% 12/1/2047	1,500	1,562
School Dist. 27J, G.O. Bonds, Series 2024-A, 5.00% 12/1/2048	5,500	5,723
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2044	800	832
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2024, Assured Guaranty insured, 5.00% 12/1/2049	1,250	1,289
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	1,575	1,575
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025	560	577
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	6,565	6,762
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	2,400	2,472
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	6,500	6,696
City of Thornton, Homestead Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050[1]	1,000	889
Villages at Johnstown Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	2,040	1,770
Weld County School Dist. No. RE-4, G.O. Bonds, Series 2023, 5.00% 12/1/2042	2,145	2,265
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	4,538	3,785
		529,871
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Bonds, notes & other debt instruments (continued) Connecticut 0.76%	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2029	USD1,000	$1,080
G.O. Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2030	1,000	1,094
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2039	1,060	1,103
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2040	1,300	1,347
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2042	800	747
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2043	500	464
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.25% 7/15/2053	4,250	3,898
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	210	212
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029	910	922
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	785	793
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037	3,210	3,168
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052	8,000	6,863
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055	3,430	2,839
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050[1]	735	671
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025	1,460	1,463
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2030	2,265	2,281
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2031	3,000	3,020
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	3,970	3,983
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2036	2,990	2,996
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	3,750	3,333
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	25,475	25,660
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035	2,545	2,516
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036	5,880	5,770
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	3,045	2,914
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	3,085	2,897
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	1,995	1,815
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032	1,565	1,480
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032	470	455
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033	405	389
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035	1,000	787
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036	4,850	4,221
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037	4,175	3,856
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	1,480	1,485
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	2,860	2,841
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044	9,785	9,622
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	4,375	4,379
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	940	941
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046	470	469
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047	1,570	1,570
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	310	310
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	525	524
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	745	744
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	1,960	1,963
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	1,640	1,600
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	5,825	5,833
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051	1,340	1,030
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,410	1,387
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-A, 5.25% 11/15/2053	12,100	12,671
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054	2,120	1,548
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	1,420	1,521
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	USD5,025	$5,470
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]	5,500	5,530
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]	2,966	2,990
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035	500	539
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040	2,000	2,083
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]	6,640	6,682
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]	10,250	10,263
		179,032
Delaware 0.11%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	340	333
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039	720	705
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049	1,800	1,654
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054	835	755
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)	760	745
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	2,625	2,538
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	1,605	1,719
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039	4,205	4,167
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044	5,000	4,643
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055	8,355	8,356
		25,615
District of Columbia 1.05%
G.O. Bonds, Series 2017-D, 5.00% 6/1/2035	5,000	5,113
G.O. Bonds, Series 2017-D, 5.00% 6/1/2036	7,250	7,401
G.O. Bonds, Series 2024-A, 5.00% 8/1/2040	1,500	1,614
G.O. Bonds, Series 2016-D, 5.00% 6/1/2041	3,000	3,012
G.O. Bonds, Series 2023-A, 5.00% 1/1/2042	1,000	1,054
G.O. Bonds, Series 2017-D, 5.00% 6/1/2042	2,645	2,659
G.O. Bonds, Series 2023-A, 5.00% 1/1/2043	5,855	6,145
G.O. Bonds, Series 2019-A, 5.00% 10/15/2044	2,500	2,546
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 6/1/2025	1,000	1,001
G.O. Rev. Ref. Bonds, Series 2024-C, 5.00% 12/1/2031	5,790	6,391
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032	7,775	8,125
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033	5,110	5,329
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035	3,655	3,798
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2036	5,510	5,625
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037	2,500	2,547
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	2,855	2,855
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	675	702
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, 2.55% 3/1/2042	970	717
Income Tax Secured Rev. Bonds, Series 2024-A, 5.00% 10/1/2030	1,255	1,369
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	5,000	4,107
Income Tax Secured Rev. Ref. Bonds, Series 2023-A, 5.25% 5/1/2048	10,475	11,016
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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036	USD4,705	$4,163
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040	12,340	10,004
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043	3,650	3,406
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2031	1,415	1,539
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033	2,100	2,269
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034	2,005	2,158
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2035	1,720	1,732
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2036	2,380	2,370
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039	2,020	1,978
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049	3,155	2,726
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty insured, 0% 10/1/2037	41,230	22,465
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037	2,000	1,081
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2031	5,100	3,999
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2033	6,565	4,679
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2036	5,880	3,608
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2038	27,130	14,828
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2040	23,255	11,243
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032	1,800	1,890
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty insured, 4.00% 10/1/2053	32,970	28,558
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	2,775	2,783
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,305	1,277
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	1,755	1,691
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,385	4,340
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026	5,000	5,133
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,650	1,708
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty insured, 5.50% 10/1/2028	3,225	3,368
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	4,200	4,247
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052	11,000	11,071
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	4,565	4,260
		247,700
Florida 3.73%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,475	1,299
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)	2,000	2,027
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036	1,285	1,285
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028	1,480	1,508
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032	480	486
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,250	1,178
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,190	4,775
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	USD6,550	$5,931
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty insured, 3.20% 5/1/2032	1,095	1,052
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (The Palms of Deerfield Townhomes), Series 2024-A, 3.40% 3/1/2057 (put 3/1/2026)	1,205	1,204
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, Assured Guaranty insured, 3.00% 5/1/2052	5,600	4,005
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty insured, 2.75% 9/1/2025	1,045	1,040
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty insured, 2.75% 9/1/2026	825	819
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty insured, 3.00% 9/1/2027	450	445
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029[1]	285	262
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049[1]	1,255	1,106
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[1]	745	694
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[1]	390	357
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[1]	725	710
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]	6,115	5,391
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043	3,500	3,559
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044	31,000	31,502
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048	1,565	1,579
Central Florida Expressway Auth., Rev. Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 7/1/2054	5,000	5,119
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030 (preref. 7/1/2026)	4,000	4,092
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039	5,000	4,793
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040	3,000	2,839
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041	2,500	2,307
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042	1,550	1,571
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 2.00% 5/1/2026	975	963
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 2.125% 5/1/2027	995	971
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 2.25% 5/1/2028	1,015	977
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 2.375% 5/1/2029	1,040	993
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 2.75% 5/1/2033	2,225	2,041
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty insured, 3.00% 5/1/2038	2,925	2,602
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	10,000	9,927
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	1,500	1,444
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	16,785	13,614
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 2.75% 5/1/2025	1,135	1,135
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.00% 5/1/2027	595	591
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.00% 5/1/2028	USD755	$747
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.125% 5/1/2030	240	237
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038	2,500	2,546
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2048	3,900	3,901
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	3,400	3,405
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	1,000	872
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	2,380	2,281
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	951
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,250	1,183
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045	700	591
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty insured, 4.00% 2/1/2046	3,750	3,475
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	7,710	6,083
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	175	171
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2032	2,000	2,071
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	2,500	2,583
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036	500	513
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046	21,365	21,827
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037	545	515
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047	910	802
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	490	494
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	810	798
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026	655	664
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030	1,150	1,161
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031	1,500	1,513
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033	1,300	1,309
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035	4,580	4,609
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036	1,380	1,388
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043	12,500	12,651
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	375	398
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	500	539
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052	15,415	13,615
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047	175	175
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048	2,385	2,382
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	925	925
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,000	1,003
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	7,330	7,333
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	2,650	2,601
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	USD500	$495
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	8,605	8,432
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	3,625	3,536
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	2,575	2,755
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	7,380	8,053
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	24,525	25,439
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	2,205	2,390
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	900	980
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	1,000	1,098
Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Salix on Vine), Series 2024-E, 3.80% 6/1/2042 (put 6/1/2027)	7,250	7,273
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035	915	904
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	514
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029	3,000	3,115
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030	3,450	3,581
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031	3,985	4,276
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032	11,830	12,849
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2032	1,875	2,088
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033	2,190	2,257
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2033	850	953
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2034	665	749
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035	4,250	4,235
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035	2,925	2,958
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036	7,035	6,980
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2036	915	1,017
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037	2,000	1,968
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2037	1,050	1,156
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	4,565	4,716
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037	1,000	990
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037	1,220	1,224
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,665	1,639
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,000	984
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	850	833
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	500	490
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty insured, 5.50% 5/1/2043	2,210	2,351
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty insured, 4.375% 5/1/2045	1,000	951
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty insured, 4.625% 5/1/2054	5,000	4,739
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034	2,085	2,119
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036	1,355	1,375
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.75% 5/1/2040	525	466
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.90% 5/1/2050	765	617
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 4.00% 5/1/2049[1]	555	458
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2033	3,340	3,346
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	1,295	1,295
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty insured, 5.00% 5/1/2025	380	380
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2031	USD655	$628
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2034	1,060	965
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	1,000	1,000
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029	985	985
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035	1,850	1,866
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2037	2,700	2,654
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040	6,955	6,668
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041	1,500	1,424
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039	6,485	6,489
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028	3,180	3,229
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	7,200	7,306
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030	2,000	2,002
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	2,385	2,418
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031	2,560	2,566
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031	3,300	3,343
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034	1,000	1,011
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046	3,000	2,768
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, Assured Guaranty insured, 4.00% 8/1/2051	24,950	22,943
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031	300	283
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	560	525
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046	1,240	1,062
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	6,000	4,147
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040	1,190	1,193
City of Miami Beach, Parking Rev. Bonds, Series 2015, 5.00% 9/1/2045	2,500	2,503
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, 5.00% 2/1/2032	1,645	1,650
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, 5.00% 2/1/2034	1,800	1,806
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty insured, 5.00% 2/1/2040	12,850	12,912
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty insured, 5.00% 2/1/2044	2,000	2,009
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2027	675	679
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2031	1,715	1,724
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2029	3,000	3,055
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2030	5,000	5,088
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031	3,685	3,748
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2039	2,005	2,074
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2040	1,425	1,465
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2041	1,600	1,627
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2042	1,785	1,801
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2043	1,775	1,778
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	160	160
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035	USD2,200	$2,203
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	3,000	3,001
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	7,950	7,949
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025	4,000	4,027
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.25% 10/1/2056	9,675	9,917
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034	5,000	5,049
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036	3,000	3,019
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	500	525
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036	5,345	5,087
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	24,770	21,997
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	33,335	28,181
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046	16,085	16,146
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046 (preref. 10/1/2026)	1,835	1,885
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2036	750	834
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2045	1,400	1,482
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2046	2,000	2,101
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	12,555	13,032
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2035	8,000	8,962
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	2,415	2,684
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	4,000	3,581
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049	1,000	847
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	5,040	5,108
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,440	1,407
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	900	824
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	2,960	2,980
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty insured, 5.50% 9/1/2037	250	274
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty insured, 5.50% 9/1/2038	225	245
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty insured, 5.50% 9/1/2039	500	541
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty insured, 5.75% 9/1/2054	3,350	3,579
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.00% 5/1/2025	345	345
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.125% 5/1/2026	355	354
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.25% 5/1/2027	370	368
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.40% 5/1/2028	USD380	$378
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.50% 5/1/2029	385	382
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 3.875% 5/1/2033	1,705	1,708
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty insured, 4.125% 5/1/2039	1,605	1,553
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035	285	288
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040	1,200	1,191
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043	2,000	1,930
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	3,000	2,711
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050	5,000	4,678
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	2,970	2,354
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030	1,750	1,751
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,000	1,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,000	994
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	2,900	2,866
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[2]	1,726	1,174
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 2.75% 5/1/2025	1,085	1,085
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty insured, 2.75% 5/1/2025	415	415
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 2.10% 5/1/2026	1,030	1,010
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.125% 5/1/2026	2,390	2,344
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.00% 5/1/2026	835	832
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty insured, 3.00% 5/1/2026	430	428
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.25% 5/1/2027	2,445	2,353
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 2.25% 5/1/2027	1,055	1,015
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2022-B, 2.625% 5/1/2027	1,130	1,100
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.125% 5/1/2027	1,150	1,143
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty insured, 3.125% 5/1/2027	440	437
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 2.30% 5/1/2028	1,075	1,016
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.40% 5/1/2028	2,500	2,372
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty insured, 3.25% 5/1/2028	1,190	1,178
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty insured, 3.25% 5/1/2028	455	450
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 2.40% 5/1/2029	1,105	1,032
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.50% 5/1/2029	2,565	2,408
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 3.00% 5/1/2033	USD5,515	$5,098
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 3.00% 5/1/2033	2,380	2,195
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 3.00% 5/1/2037	6,225	5,458
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 3.00% 5/1/2040	4,030	3,371
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036	990	964
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	5,685	4,514
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	475	346
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,420	1,421
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	120	120
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.125% 5/1/2026	365	357
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.375% 5/1/2028	385	364
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 2.875% 5/1/2033	975	859
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty insured, 3.00% 5/1/2038	975	792
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,125	1,043
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035	675	608
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	5,000	4,500
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2042	3,000	3,020
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	7,920	7,933
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[1]	1,055	1,056
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,562	1,492
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 7/1/2027	1,000	1,003
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2025	260	260
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2026	295	297
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027	295	298
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028	285	290
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029	295	299
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2034	2,000	2,012
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2035	2,000	2,011
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2037	4,525	4,548
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,050	1,050
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2036	830	498
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2038	USD1,000	$534
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2041	1,000	446
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2045	1,850	640
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2053	5,050	1,101
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033	1,000	1,001
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035	2,000	2,001
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040	4,555	4,556
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,500	1,500
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	16,430	14,333
Tampa Bay Water Auth., Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2049	23,450	24,365
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047	5,150	5,179
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042	40,550	37,372
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030[1]	405	401
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030[1]	360	357
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045	2,500	2,359
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	2,610	2,399
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047	5,035	4,247
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	9,185	7,248
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039[1]	700	663
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044[1]	515	492
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054[1]	1,500	1,502
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055[1]	2,465	2,335
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,400	3,307
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	925	886
		878,494
Georgia 2.57%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2040	1,485	1,580
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2041	1,590	1,679
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2042	1,530	1,606
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	1,160	1,176
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	3,000	3,089
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2049	7,430	7,685
City of Atlanta, Airport General Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053	3,160	3,241
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2054	5,000	5,138
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2041	4,340	4,165
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	USD7,000	$7,256
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039	29,030	29,950
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2023-D, 5.00% 7/1/2044	23,500	24,573
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 7/1/2026 (escrowed to maturity)	500	510
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[1]	450	445
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[1]	600	555
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[1]	1,210	1,018
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[1]	4,720	3,797
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2034	1,960	1,965
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2035	1,910	1,910
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2036	1,000	992
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2038	5,250	5,143
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty insured, 5.75% 11/1/2025	1,000	1,013
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 11/1/2027	3,430	3,554
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2032	1,000	1,002
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	1,000	1,004
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034	1,000	1,003
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2040	17,280	17,289
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2039	850	828
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2025	215	215
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2026	450	458
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	155	161
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	190	200
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	165	176
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034	1,000	1,070
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035	1,000	1,066
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036	1,000	986
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037	1,500	1,465
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	1,410	1,457
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035	1,580	1,629
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036	1,230	1,266
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037	1,075	1,104
Brookhaven Dev Auth., Rev. Bonds (Children’s Healthcare of Atlanta, Inc.), Series 2019-A, 4.00% 7/1/2049	18,430	16,188
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,065	2,526
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	32,525	20,025
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	USD2,085	$2,068
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,453
County of Clarke Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 7/1/2046	2,935	2,939
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2030	500	519
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,370	1,417
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.125% 4/1/2053	2,750	2,778
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036	1,500	1,536
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,061
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031	1,000	1,055
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,048
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036	1,000	984
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038	1,000	969
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039	1,000	957
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040	1,000	943
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041	1,000	927
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2049	5,325	5,502
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	6,425	6,614
County of Fulton, Dev. Auth., Tech Facs. Rev. Bonds (Curran Street Residence Hall Project), Series 2024, 5.00% 6/15/2056	17,000	17,505
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	1,000	1,028
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034	1,500	1,532
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036	5,405	5,503
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030	2,250	2,253
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2034	1,125	1,180
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2035	1,250	1,308
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028	1,800	1,898
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	710	711
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046	135	135
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 6/1/2050	1,480	1,482
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,049
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	1,140	1,152
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	1,000	996
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	12,350	12,878
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	25,645	26,825
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	32,100	33,677
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	30,705	32,263
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	28,875	30,380
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	26,260	27,580
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	13,400	13,873
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-E, 5.00% 5/1/2055 (put 12/1/2032)	USD6,170	$6,407
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	36,340	38,384
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 7/1/2054 (put 7/1/2029)	3,555	3,724
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2043	1,500	1,609
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.25% 7/1/2050	1,000	1,068
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	7,335	7,644
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)	2,000	1,902
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034	1,500	1,620
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035	1,250	1,344
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036	875	936
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034	8,250	8,597
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty insured, 4.00% 1/1/2040	720	694
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 4.00% 1/1/2051	2,345	2,033
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 5.00% 1/1/2056	8,750	8,699
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	11,250	11,256
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2062	4,500	4,564
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2026	400	404
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty insured, 4.00% 1/1/2040	800	771
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056	5,000	4,978
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2062	2,000	2,028
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	1,320	1,189
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	5,000	4,963
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	800	779
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032	1,450	1,525
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033	1,200	1,259
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	13,635	14,729
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	1,855	1,936
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037	2,240	2,324
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038	2,000	2,117
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039	1,215	1,249
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044	8,460	8,536
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046	6,710	6,851
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	4,000	3,531
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051	7,000	6,088
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041	1,000	916
County of Richmond, Hospital Auth., Rev. Anticipation Certs. (University Health Services, Inc. Project), Series 2016, 5.00% 1/1/2028	1,135	1,152
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038	2,500	2,531
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	1,335	1,117
		605,590
Guam 0.15%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 11/15/2039	5,110	5,120
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028	665	682
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028	3,000	3,018
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,750	1,809
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Bonds, notes & other debt instruments (continued) Guam (continued)	Principal amount (000)	Value (000)
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	USD1,000	$1,005
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	5,000	4,781
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	6,510	5,910
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,000	1,026
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2025	1,000	1,007
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031	1,000	1,016
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033	1,400	1,408
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,360	1,364
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027	2,615	2,668
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048	3,245	3,210
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035	1,885	1,923
		35,947
Hawaii 0.55%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030	2,960	3,218
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2042	750	798
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	1,380	1,469
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2043	1,000	1,058
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,000	3,173
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,245	3,414
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2045	1,750	1,834
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	1,360	1,426
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2049	31,370	32,541
Airports System Rev. Bonds, Series 2020-C, 5.00% 7/1/2050	3,795	3,848
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036	3,770	3,773
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	3,580	2,955
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037	600	593
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038	875	855
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040	425	413
City and County of Honolulu, Board of Water Supply, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2025	1,350	1,354
City and County of Honolulu, Multifamily Housing Rev. Bonds (Maunakea Tower Apartments), Series 2023, 5.00% 6/1/2027 (put 6/1/2026)	11,505	11,700
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030	1,725	1,753
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	1,000	1,015
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	795	886
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033	1,650	1,673
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034	1,140	1,155
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035	2,750	2,785
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035	3,935	4,063
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036	2,100	2,109
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	1,500	1,517
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036	2,500	2,575
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037	2,745	2,774
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Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037	USD3,270	$3,361
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2037	2,800	3,120
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2038	3,300	3,650
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	2,000	1,600
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2044	2,000	1,838
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,000	1,123
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.00% 7/1/2045	1,000	1,052
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035	3,500	3,489
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037	6,190	6,136
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038	7,000	6,920
		129,016
Idaho 0.30%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2030	1,015	1,109
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2031	1,500	1,656
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042	1,115	1,124
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047	5,750	5,757
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	1,750	1,750
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,050	5,667
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	13,680	13,542
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034	400	402
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041	850	806
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046	2,720	2,442
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2051	4,500	3,897
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038	2,065	2,013
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039	3,445	3,307
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.00% 8/15/2036	1,000	1,102
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047	5,000	5,185
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	3,200	2,942
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	1,500	1,363
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	1,820	1,822
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-C, 4.00% 1/1/2050	675	676
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	9,515	10,192
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	3,560	3,875
		70,629
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Bonds, notes & other debt instruments (continued) Illinois 8.22%	Principal amount (000)	Value (000)
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033	USD3,500	$3,627
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025	2,135	2,139
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2027	5,500	5,503
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, BAM insured, 4.00% 6/15/2027	1,250	1,253
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,775	4,873
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	2,060	2,083
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,510	1,522
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	945	946
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	5,500	5,487
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,000	2,892
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,000	995
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	925	914
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	10,000	9,303
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	1,350	1,368
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[1]	23,810	24,595
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	6,755	7,120
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	1,000	1,002
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	3,445	3,453
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2025	1,925	1,937
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 12/1/2025	2,495	2,509
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	2,570	2,597
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	2,905	2,935
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	3,500	3,564
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2027	1,500	1,528
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2028	500	518
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2028	9,000	9,340
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2029	7,000	7,239
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	4,000	4,036
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 12/1/2030	3,255	3,368
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034	USD11,840	$11,710
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	10,000	9,891
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	7,500	7,175
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	2,143
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	4,660	4,595
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	31,955	28,146
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,375	2,928
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[1]	13,115	13,572
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	1,000	945
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	27,590	25,667
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	16,215	13,216
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	15,440	15,062
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2027	415	372
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028	6,720	5,782
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2036	3,500	3,513
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2037	4,215	4,229
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2041	12,000	12,026
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2046	5,445	5,452
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)	15,500	15,139
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033	5,000	5,185
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]	9,403	8,478
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	1,000	1,024
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	3,000	2,829
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031	210	166
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	2,500	2,517
City of Chicago, G.O. Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	3,445	3,636
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032	2,000	2,053
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036	1,250	1,277
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038	6,150	6,293
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 1/1/2032	1,000	1,028
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052	5,000	5,005
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053	16,375	16,381
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2032	500	503
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2032	21,000	23,146
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2033	1,250	1,257
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2033	6,250	6,915
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2034	1,000	1,005
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2034	1,000	1,109
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2035	1,750	1,758
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044	3,975	3,609
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2026	USD4,175	$4,233
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2027	1,000	1,032
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	7,890	7,340
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	24,995	25,195
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	1,080	1,054
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2026	3,700	3,465
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029	5,305	4,365
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	6,320	4,744
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031	4,000	3,002
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.53% 12/1/2025[1]	556	549
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026[1]	447	434
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027[1]	683	655
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028[1]	973	923
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029[1]	1,196	1,125
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030[1]	938	874
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031[1]	1,355	1,251
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032[1]	839	769
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028	3,900	4,052
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2025	3,085	3,087
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2046	13,000	12,800
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	7,645	6,830
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	30,750	30,055
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty insured, 5.00% 12/1/2051	11,500	11,548
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	5,500	5,543
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,000	1,673
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	26,855	26,918
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, Assured Guaranty insured, 5.25% 1/1/2048	2,135	2,235
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, Assured Guaranty insured, 5.25% 1/1/2058	1,500	1,549
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty insured, 5.50% 1/1/2030	775	816
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031	5,000	5,105
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032	7,600	7,753
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034	9,000	9,158
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2034	USD3,975	$4,291
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2036	500	535
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2037	1,250	1,330
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038	3,915	3,960
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2038	1,570	1,659
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2039	4,000	4,207
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2040	1,000	1,058
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041	995	1,048
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2042	1,500	1,574
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2043	2,000	2,091
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2044	1,220	1,271
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047	21,165	21,234
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, Assured Guaranty insured, 4.00% 1/1/2052	500	435
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.25% 1/1/2053	11,135	11,617
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	20	19
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2027	1,810	1,702
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2028	4,445	4,022
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025	10,875	10,962
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty insured, 5.00% 11/1/2025	620	625
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	2,125	2,183
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	4,000	4,067
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	5,485	5,573
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030	3,100	3,150
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,810	1,934
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2040	2,000	2,070
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2041	5,500	5,649
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2042	6,750	6,893
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2043	6,645	6,792
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2044	8,000	8,111
City of Chicago, Water Rev. Bonds, Series 2023-A, Assured Guaranty insured, 5.25% 11/1/2053	1,000	1,033
City of Chicago, Water Rev. Bonds, Series 2023-A, Assured Guaranty insured, 5.00% 11/1/2058	3,340	3,410
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2031	2,000	2,065
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2035	2,295	2,345
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2035	680	727
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036	1,200	1,226
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2036	3,500	3,580
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2036	2,000	2,128
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2037	2,895	2,946
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2037	1,005	1,063
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2038	2,750	2,893
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2039	1,350	1,418
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty insured, 5.50% 6/1/2026	4,300	4,413
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, National insured, 6.50% 7/1/2026	10,785	11,029
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty insured, 5.75% 6/1/2029	USD15,000	$16,064
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 7/1/2031	8,785	9,751
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 6/1/2033	9,630	10,683
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033	17,820	19,963
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty insured, 5.75% 6/1/2034	19,960	22,263
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty insured, 6.00% 6/1/2025	1,075	1,077
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	9,000	9,192
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027	5,000	5,194
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047	9,635	9,593
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2027	6,830	6,998
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2030	1,350	1,378
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031	4,750	4,843
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034	1,000	1,018
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032	7,645	7,931
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033	5,000	5,167
County of Cook, Sales Tax Rev. Bonds, Series 2018, 4.00% 11/15/2037	2,170	2,121
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045	5,000	5,212
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032	580	608
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037	780	802
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038	760	779
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044	3,250	3,265
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	6,455	6,404
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051	1,000	982
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,000	1,010
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027 (preref. 5/1/2025)	765	765
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030	2,205	2,279
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030	2,500	2,530
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038	3,850	3,667
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2026	3,875	3,924
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 7/1/2026	4,300	4,319
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2027	5,000	5,054
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029	2,000	2,058
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030	1,000	1,016
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032	1,000	1,015
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033	1,150	1,165
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034	1,310	1,325
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	1,001
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)	3,000	3,098
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	5,100	5,266
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)	USD5,000	$5,163
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)	3,000	3,098
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	5,000	5,163
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)	1,500	1,549
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045[2]	1,984	16
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2026	3,000	3,052
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027	2,990	3,036
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	2,000	1,963
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2036	2,420	2,351
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	5,000	5,000
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	24,285	23,450
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039	6,000	5,645
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,000	2,799
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	5,540	4,069
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2032 (preref. 7/1/2026)	1,200	1,226
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2033 (preref. 7/1/2026)	1,425	1,456
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2034 (preref. 7/1/2026)	3,240	3,311
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 7/1/2037 (preref. 7/1/2026)	4,020	4,062
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	5,800	5,871
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047	8,485	7,612
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028	2,450	2,482
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039	5,330	4,354
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	5,000	3,609
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2025	2,345	2,345
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027	4,015	4,059
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	3,250	3,286
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030	945	935
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,400	1,416
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,750	1,769
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	400	360
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 4.32% 5/1/2042 (put 5/1/2026)[3]	400	397
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045	4,305	3,650
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	4,645	3,770
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030	3,615	3,692
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031	3,000	3,062
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2033	2,500	2,547
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034	1,895	1,928
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	740	749
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2026	3,000	3,002
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2030	5,000	5,002
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2034	2,500	2,500
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 11/15/2034	2,595	2,595
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	5,800	5,800
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	4,320	4,055
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	4,620	4,310
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045	20,025	20,025
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	20,450	15,115
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)	3,395	3,635
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 4.00% 8/15/2041	2,000	1,831
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	1,000	1,084
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2044	1,300	1,366
Fin. Auth., Rev. Bonds (University of Chicago), Series 2023-A, 5.25% 5/15/2048	6,360	6,602
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036	2,000	2,137
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037	USD9,900	$9,773
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039	2,500	2,431
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040	6,500	6,323
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2042	1,250	1,335
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2043	550	586
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	815	865
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,024
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035	5,400	5,525
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 8/15/2037	2,000	1,904
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026	585	579
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027	1,095	1,060
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	1,000	817
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030	1,000	1,017
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035	1,000	1,010
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040	7,500	7,107
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034	3,000	3,189
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038	3,605	3,508
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	4,505	4,305
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	8,915	7,417
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031	2,500	2,503
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032	3,500	3,504
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	2,600	2,602
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,000	1,000
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,481
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	5,440	5,365
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	7,015	7,026
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	1,000	938
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	7,260	7,062
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2025	295	293
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 12/1/2027	3,585	3,545
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032	1,600	1,612
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	1,460	1,379
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035	2,235	2,060
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	2,570	2,185
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)	11,000	10,091
G.O. Bonds, Series 2020, 5.50% 5/1/2025	1,000	1,000
G.O. Bonds, Series 2020-B, 5.00% 10/1/2025	1,120	1,127
G.O. Bonds, Series 2017-D, 5.00% 11/1/2025	3,460	3,487
G.O. Bonds, Series 2017-A, 5.00% 12/1/2025	1,500	1,514
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026	3,290	3,332
G.O. Bonds, Series 2024-B, 5.00% 5/1/2026	1,190	1,208
G.O. Bonds, Series 2017-D, 5.00% 11/1/2026	17,280	17,663
G.O. Bonds, Series 2017-C, 5.00% 11/1/2029	6,550	6,752
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[1]	3,158	3,157
G.O. Bonds, Series 2016, 5.00% 1/1/2030	4,200	4,231
G.O. Bonds, Series 2020, 5.50% 5/1/2030	6,235	6,550
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[1]	2,913	2,826
G.O. Bonds, Series 2016, 5.00% 1/1/2033	1,455	1,464
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036	7,500	7,632
G.O. Bonds, Series 2020-C, 4.00% 10/1/2037	2,250	2,116
G.O. Bonds, Series 2016, 5.00% 11/1/2037	3,500	3,523
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2016, 5.00% 11/1/2038	USD6,500	$6,532
G.O. Bonds, Series 2019-B, 4.00% 11/1/2039	5,155	4,760
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	3,000	2,257
G.O. Bonds, Series 2024-B, 5.25% 5/1/2044	2,500	2,573
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044	1,000	859
G.O. Bonds, Series 2024-B, 5.25% 5/1/2045	2,000	2,047
G.O. Bonds, Series 2024-B, 5.25% 5/1/2047	2,620	2,670
G.O. Bonds, Series 2024-B, 5.25% 5/1/2048	1,840	1,871
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2025	1,500	1,510
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026	1,000	1,012
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026	1,805	1,828
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2029	2,055	2,151
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,245	2,388
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	1,460	1,454
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	5,165	5,171
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043	496	403
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	8,190	7,969
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.62% 5/15/2050 (put 5/15/2025)[3]	20,300	20,307
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Ogden Commons), Series 2023, 4.00% 7/1/2043 (put 7/1/2025)	3,175	3,177
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	365	364
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	2,005	2,004
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	2,535	2,546
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	7,835	7,813
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	11,885	11,850
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	7,225	7,065
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	2,680	2,616
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	13,190	12,827
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052	9,950	10,637
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	11,815	12,969
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	6,600	7,108
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	1,675	1,793
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	7,170	7,863
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,275	2,473
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	10,925	12,029
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty insured, 5.00% 4/1/2026	2,000	2,034
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty insured, 5.00% 4/1/2028	735	770
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 4/1/2029	1,840	1,924
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 4/1/2030	930	971
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty insured, 5.00% 4/1/2030	1,390	1,451
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2032	1,000	1,038
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 4/1/2034	1,000	1,032
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2036	250	257
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2038	425	434
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)	1,210	1,011
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	5,150	2,912
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025	USD8,630	$8,418
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028	6,310	5,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Insured, 0% 12/15/2029	10,000	8,399
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2031	3,010	2,331
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2033	3,625	2,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2034	15,000	10,060
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034	3,000	1,961
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035	8,435	5,225
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045	1,000	1,000
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	560	559
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	550	554
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	1,500	1,545
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-A, 5.00% 6/15/2029	4,000	4,120
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	1,690	1,693
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	8,315	7,371
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045	1,400	1,406
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,000	1,671
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	9,630	7,879
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 6/15/2050	4,000	3,323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,935	9,864
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	3,050	2,458
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,475	1,447
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	6,605	6,432
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025	2,825	2,810
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty insured, 0% 6/15/2026	6,035	5,794
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035	2,760	1,710
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2036	1,350	811
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2036	USD2,375	$1,387
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	585	321
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2038	2,540	1,350
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2038	2,500	1,291
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty insured, 0% 6/15/2044	15,000	5,748
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054	8,500	1,760
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056	2,160	385
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty insured, 0% 12/15/2056	25,000	4,626
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2029	3,500	3,508
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2031	10,450	10,470
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2026	650	658
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2028	625	646
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2029	410	428
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2030	450	472
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2031	500	523
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2032	1,225	1,277
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	2,270	2,358
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2034	1,560	1,613
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2035	1,000	981
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2037	1,140	1,090
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038	1,000	948
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039	495	465
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040	1,000	920
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	1,000	912
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	460	423
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2036	1,295	1,355
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2037	1,280	1,337
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2039	4,630	4,470
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	4,630	5,016
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	1,250	1,354
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2036	20,000	21,805
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	6,755	7,324
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	USD8,500	$9,172
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039	3,000	3,116
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	5,000	5,271
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty insured, 5.00% 6/15/2027	1,025	1,027
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	5,880	6,183
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030	1,000	1,024
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty insured, 5.25% 6/15/2030	4,755	4,763
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty insured, 5.25% 6/15/2032	3,500	3,506
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	5,000	5,059
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034	1,000	1,006
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035	3,055	3,086
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036	2,000	2,010
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036	2,000	2,018
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037	1,500	1,506
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037	1,900	1,913
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038	4,000	4,102
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039	5,745	5,557
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	7,500	7,441
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,500	3,508
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040	1,000	1,041
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041	22,580	22,654
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 1/1/2041	13,000	13,639
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2042	7,750	7,868
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044	2,000	1,872
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	5,500	5,592
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2044	14,865	15,425
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	13,465	13,764
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045	5,800	6,131
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 1/1/2046	4,370	4,040
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	5,000	5,474
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	5,725	6,233
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, BAM insured, Series 2021-A, 3.00% 4/1/2036	2,355	2,076
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2026	1,960	1,991
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2032	2,930	2,916
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021-A, BAM insured, 3.00% 4/1/2033	3,295	3,049
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2033	4,535	4,469
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	5,000	4,865
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty insured, 4.00% 4/1/2036	5,500	5,306
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2042	5,000	5,336
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2044	2,795	2,952
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	2,726	2,610
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 3.00% 3/1/2026	USD863	$859
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025	7,110	6,981
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)	1,710	1,682
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)	295	290
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 3.125% 3/1/2026	1,281	1,276
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 3.25% 3/1/2027	1,349	1,345
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 4.00% 3/1/2036	990	983
		1,935,896
Indiana 0.94%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 11/1/2041	12,300	12,315
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051	16,400	15,881
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034	725	735
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2035	1,335	1,353
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038	2,045	1,922
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039	1,820	1,694
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	8,005	7,121
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045	10,000	8,980
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,895
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 4.00% 12/1/2040	3,500	3,262
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	2,750	2,635
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	6,275	6,338
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,790	1,649
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,140	3,002
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	420	410
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	3,840	3,832
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	2,835	2,623
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	1,545	1,368
Fin. Auth., Utility Rev. Bonds (Citizens Wastewater of Westfield Project), Series 2024-A, 5.25% 10/1/2044	8,000	8,564
Fin. Auth., Utility Rev. Bonds (Citizens Water of Westfield Project), Series 2024-A, 5.25% 10/1/2044	13,000	13,917
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039	2,000	1,723
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2023-A, 5.00% 10/1/2039	1,075	1,155
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2041	1,500	1,579
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2042	2,350	2,466
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2043	1,000	1,044
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2044	4,770	4,963
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 4.00% 10/1/2046 (preref. 2/15/2025)	2,000	1,841
County of Hamilton, Westfield Washington Multi School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2024-A, 5.25% 7/15/2043	2,000	2,113
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	2,665	2,075
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049	1,645	1,632
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	2,400	2,394
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	1,300	1,271
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051	2,750	2,693
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,735	2,654
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052	USD9,595	$9,314
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	1,190	1,223
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034	1,170	1,244
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035	1,230	1,305
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036	1,295	1,369
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037	1,355	1,427
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044	5,100	5,213
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2048	2,000	2,044
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050	28,785	25,782
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2053	4,500	4,569
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2036	4,550	4,582
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2037	5,970	6,010
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053	1,000	1,046
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025	3,200	3,194
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 6/1/2025	12,635	12,614
		221,035
Iowa 0.36%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033	8,650	8,598
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	4,060	4,080
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	165	166
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	1,970	1,938
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 1/1/2047	1,590	1,584
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047	870	870
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	795	796
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	575	567
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050	2,255	2,250
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	5,405	5,285
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052	3,550	3,744
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2023-G, 6.25% 7/1/2053	4,830	5,217
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	31,950	32,385
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035	2,000	1,969
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037	2,900	2,816
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039	2,145	2,044
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	29,080	4,290
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	7,000	4,998
		83,597
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Bonds, notes & other debt instruments (continued) Kansas 0.07%	Principal amount (000)	Value (000)
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty insured, 5.00% 9/1/2042	USD2,000	$2,076
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty insured, 5.00% 9/1/2047	2,750	2,828
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)	3,245	3,355
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	610	570
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[1]	7,355	7,394
		16,223
Kentucky 1.42%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	4,120	4,121
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	465	441
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027	1,100	990
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,450	3,469
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	6,315	6,320
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty insured, 4.00% 12/1/2041	1,000	923
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty insured, 5.00% 12/1/2045	11,700	11,730
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty insured, 5.00% 12/1/2047	2,965	2,966
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,255	1,271
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,930	3,214
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	1,875	2,033
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	2,300	2,510
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.125% 1/1/2049	2,000	1,843
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.25% 1/1/2054	1,850	1,667
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	4,085	4,156
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,000	1,012
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	4,280	4,100
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036	11,800	11,240
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037	2,500	2,560
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038	2,300	2,347
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040	1,505	1,412
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	2,500	1,871
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)	8,135	8,582
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047	USD10,000	$9,969
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	3,630	3,475
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,250	1,015
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 10/1/2028	1,500	1,537
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 10/1/2032	2,610	2,658
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 10/1/2033	2,185	2,222
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)	8,850	8,853
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,200	1,198
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 12/1/2050 (put 6/1/2026)	4,730	4,743
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	43,300	43,100
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	11,695	12,151
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	46,425	49,353
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	61,295	64,222
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	25,905	27,207
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty insured, 4.00% 7/1/2049[1]	3,335	3,033
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty insured, 4.00% 7/1/2053[1]	15,910	14,130
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 130), Series 2024-B, 5.00% 11/1/2025	4,500	4,534
		334,178
Louisiana 1.00%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035	1,340	1,361
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	2,265	2,372
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034	1,150	1,203
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037	1,000	988
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040	1,625	1,666
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041	1,710	1,748
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2026	6,000	6,120
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty insured, 5.00% 8/1/2029	1,000	1,072
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	18,305	16,727
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033	1,790	1,895
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034	1,500	1,583
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045	16,500	15,653
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2015-A, 4.50% 5/1/2039 (preref. 5/1/2025)	665	665
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 3.531% 5/1/2043 (put 5/1/2026)[3]	2,210	2,203
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2035	2,000	2,210
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty insured, 5.00% 11/1/2042	4,000	4,015
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty insured, 5.00% 11/1/2047	3,320	3,331
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	1,420	1,462
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	3,240	3,256
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	940	1,003
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2024-A, 5.875% 6/1/2055	USD5	$5
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 12/1/2026	1,000	1,027
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, 4.00% 12/1/2037	3,000	2,965
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty insured, 5.00% 8/1/2030	2,000	2,069
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	115	123
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	3,130	3,250
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	1,100	984
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	54,340	43,866
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2028	2,500	2,644
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2030	3,940	4,033
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2032	4,580	4,672
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2033	4,620	4,705
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2034	4,895	4,978
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2036	4,680	4,742
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty insured, 5.00% 10/1/2043	1,250	1,259
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	850	922
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	150	162
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,250	1,340
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty insured, 5.00% 1/1/2034	2,000	2,135
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty insured, 5.00% 1/1/2035	1,500	1,597
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2030 (preref. 6/1/2025)	900	901
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)	1,350	1,352
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045	1,500	1,501
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,400	2,033
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2029 (preref. 12/1/2025)	900	909
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)	680	706
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	4,970	4,977
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033 (preref. 7/1/2025)	30	30
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	1,000	1,001
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057	8,395	8,397
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046	1,100	1,083
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	14,020	13,765
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	USD10,670	$10,459
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	1,400	1,403
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2033	3,455	3,458
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034 (preref. 5/15/2026)	10	10
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty insured, 5.25% 6/1/2051 (preref. 6/1/2025)	6,405	6,414
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2032	2,000	2,002
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032	495	501
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034	1,490	1,505
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047	4,000	3,977
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 6/1/2037 (put 7/1/2026)	7,070	6,938
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, BAM insured, 5.00% 12/1/2029	3,300	3,427
		234,765
Maine 0.11%
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035	1,750	1,355
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.15% 11/15/2040	1,000	704
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.05% 11/15/2041	1,185	779
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.15% 11/15/2046	5,000	2,903
Housing Auth., Mortgage Purchase Bonds, Series 2021-C, 2.30% 11/15/2046	4,850	3,070
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047	95	95
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 11/15/2047	135	135
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049	675	675
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050	1,645	1,646
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047	9,000	9,108
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050	6,000	6,096
		26,566
Maryland 1.15%
City of Baltimore, Stadium Auth., Build To Learn Rev. Bonds, Series 2024, 5.00% 6/1/2054	4,000	4,065
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029	1,090	1,098
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030	1,000	1,007
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 1/1/2039	410	386
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2026	465	468
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027	3,065	3,122
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028	1,515	1,558
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,500	1,505
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030	1,655	1,659
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031	2,300	2,303
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	1,175	1,175
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2033	800	796
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2035	200	197
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036	3,055	2,976
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	5,965	4,969
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2038	700	668
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2045	3,500	3,043
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032	2,000	2,002
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044	5,000	5,000
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039	2,215	2,216
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040	USD2,500	$2,368
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	2,600	2,014
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041	1,650	1,122
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	2,675	2,704
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 9/1/2049	1,810	1,811
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	9,875	9,792
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	11,465	11,437
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	6,045	5,957
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	5,455	5,341
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	30,580	29,657
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	17,110	18,155
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	5,980	6,441
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	2,175	2,305
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 9/1/2045	240	239
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042	1,700	1,271
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027	1,350	1,382
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028	2,000	2,068
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030	1,250	1,289
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031	1,000	1,031
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035	2,000	2,043
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2035 (preref. 7/1/2025)	1,000	1,002
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2039 (preref. 7/1/2025)	2,605	2,611
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	3,960	3,504
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029	250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	995
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027	135	138
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028	175	178
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029	190	193
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030	325	330
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031	375	380
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032	325	329
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036	600	603
G.O. Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	3,000	2,790
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2030	2,200	2,408
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	1,125	1,280
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2036	1,940	2,179
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046	USD5,000	$5,019
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043	700	703
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	940	930
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2026	210	212
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036	2,835	2,866
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045	13,000	13,044
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	4,290	4,295
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032	800	810
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034	1,800	1,819
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036	1,500	1,513
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2038	9,000	9,003
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,820	1,822
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	375	375
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	2,480	2,481
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050	3,685	3,592
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036[1]	1,750	1,740
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[1]	500	479
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2026	430	431
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2032	1,150	1,151
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	3,576	3,580
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	1,800	1,462
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037	1,000	874
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037	2,000	1,994
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038	1,750	1,502
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038	1,225	1,214
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045	9,500	8,927
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2040	850	917
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	3,010	2,969
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 2.125% 6/1/2036	2,630	2,097
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 4.00% 6/1/2038	3,900	3,908
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	4,000	3,697
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	4,520	4,163
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	10,000	9,181
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2053	USD1,260	$1,157
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031	3,170	3,060
		271,808
Massachusetts 0.47%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2042	2,250	2,429
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2043	3,450	3,702
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2044	3,000	3,203
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2045	500	532
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042	1,200	1,051
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042	730	728
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-2, 5.00% 12/1/2029[1]	2,100	2,099
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[1]	3,490	3,568
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[1]	3,000	3,033
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036[1]	400	383
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041	445	402
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051	200	165
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051[1]	520	430
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.22% 7/1/2049 (put 1/29/2026)[1,3]	1,885	1,885
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030	2,000	2,026
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031	1,925	1,950
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2029	500	509
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2030	600	610
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2031	500	508
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2033	805	814
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2034	675	682
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028	800	841
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2029	1,245	1,243
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039	500	507
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	4,900	4,794
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2026	575	575
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029	500	511
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030	1,000	1,011
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031	1,300	1,323
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033	1,590	1,607
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034	1,000	1,004
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035	1,000	1,003
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036	445	445
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037	605	602
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038	340	336
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2033	4,000	4,170
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2034	4,000	4,158
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039	3,500	3,590
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA insured, 2.75% 12/1/2034	1,515	1,284
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 12/1/2049	180	180
Housing Fin. Agcy., Housing Green Bonds, Series 2019-C-1, 2.65% 12/1/2034	1,950	1,619
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	445	445
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 165, 4.00% 12/1/2043	2,410	2,157
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044	90	90
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	115	115
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	2,775	2,773
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048	1,995	1,996
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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048	USD335	$337
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049	4,005	3,978
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049	2,910	2,902
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	235	242
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050	3,085	3,018
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025	5,020	5,020
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034	14,500	15,966
State College Building Auth., Project Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 5/1/2026 (escrowed to maturity)	1,000	967
State College Building Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 5/1/2041 (preref. 5/1/2025)	5,000	5,000
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.00% 8/1/2040	500	539
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.25% 8/1/2048	2,500	2,648
		109,705
Michigan 2.71%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2031	4,000	4,022
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 5.00% 10/15/2042	1,350	1,420
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 4.00% 10/15/2047	3,500	3,230
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047	5,000	5,140
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	2,500	2,219
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057	5,000	5,243
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty insured, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.655% 7/1/2032[3]	81,660	80,262
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039	115	119
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	205	188
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041	635	572
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042	250	221
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2045	1,500	1,542
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,595	1,603
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050	6,305	6,297
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2050	2,215	2,262
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty insured, 5.50% 7/1/2029	8,655	9,007
Detroit School Dist., Unlimited Tax G.O. Bonds, Series 2020-A, 5.00% 5/1/2031	1,435	1,532
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 5/1/2025	295	295
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Ref. Local Project Bonds), Series 2024-A, 5.00% 11/1/2029	2,245	2,401
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2049	2,200	2,322
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2057	2,750	2,884
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	7,320	6,409
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055	2,000	1,754
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036	2,500	2,575
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037	1,000	1,027
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, BAM insured, 5.00% 11/1/2038	1,000	1,023
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043	3,500	3,536
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055	USD2,000	$1,754
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034	1,300	1,332
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	15,795	14,637
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)	200	207
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036	1,200	1,163
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)	145	150
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044	1,000	999
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031	4,300	4,381
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2044	10,965	9,991
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	19,570	17,601
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050	11,225	9,793
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029 (preref. 5/15/2025)	2,325	2,326
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029 (preref. 5/15/2025)	675	675
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031 (preref. 5/15/2025)	925	926
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031 (preref. 5/15/2025)	575	575
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2033 (preref. 5/15/2025)	1,500	1,501
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2034 (preref. 5/15/2025)	2,450	2,451
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045 (preref. 5/15/2025)	550	550
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045 (preref. 5/15/2025)	450	450
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032	1,355	1,357
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2033	2,565	2,569
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2034	4,900	4,908
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-1, 5.00% 7/1/2034	1,000	1,002
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	3,000	2,996
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036	1,000	966
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	2,460	2,460
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	590	569
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030	1,000	1,031
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032	1,200	1,233
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035	1,580	1,617
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051	8,385	6,083
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2016-C, 5.00% 7/1/2030	2,000	2,025
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045	1,500	1,548
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	4,090	4,194
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2022-B, 5.25% 7/1/2047	1,350	1,410
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2023-B, 5.25% 7/1/2048	3,750	3,970
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty insured, 5.00% 7/1/2034	USD4,760	$4,832
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	26,885	26,456
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032	10,385	10,387
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	3,615	3,682
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044	1,000	815
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045	1,650	1,161
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046	7,565	5,013
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	15,725	10,002
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031	1,025	964
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034	3,000	2,798
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046	165	165
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	4,235	4,218
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	1,710	1,703
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	5,585	5,587
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	6,375	6,396
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	8,390	8,425
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	2,410	2,405
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	3,910	3,872
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	3,050	2,989
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,995	4,877
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	7,410	7,622
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	7,755	8,117
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	6,940	7,355
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	41,945	44,573
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	6,210	6,654
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	3,835	4,182
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,175	1,183
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2038	2,500	2,610
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048	5,800	5,850
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 7/1/2051 (put 7/1/2026)	5,500	5,363
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,250	1,366
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2039	270	293
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2054	13,000	13,496
Mattawan Consolidated School Dist., G.O. School Building and Site Bonds, Series 2015-I, 5.00% 5/1/2039 (preref. 5/1/2025)	1,005	1,005
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	20,000	20,787
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054	12,890	13,570
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039	1,140	1,120
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044	2,840	2,646
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	22,000	19,118
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	32,410	27,237
Trunk Line Fund Bonds, Series 2023, 5.50% 11/15/2049	5,000	5,348
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032	1,500	1,567
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033	1,000	1,042
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034	2,000	2,079
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035	USD4,000	$4,146
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036	3,500	3,558
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037	5,585	5,674
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038	3,000	3,047
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, Assured Guaranty insured, 5.25% 12/1/2039	2,285	2,508
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2040	12,800	12,813
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042	1,850	1,871
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, Assured Guaranty insured, 5.25% 12/1/2042	7,020	7,555
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043	4,210	4,263
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 12/1/2044	1,900	1,900
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2045	13,010	13,022
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046	1,750	1,790
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-A, Assured Guaranty insured, 5.25% 12/1/2048	3,500	3,676
		637,258
Minnesota 0.53%
Becker Independent School Dist. No. 726, G.O. School Building Bonds, Series 2022-A, Capital Appreciation Bonds, 0% 2/1/2035	2,770	1,858
Becker Independent School Dist. No. 726, G.O. School Building Bonds, Series 2022-A, Capital Appreciation Bonds, 0% 2/1/2036	2,000	1,271
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	1,714	1,407
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045	365	308
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047	8,120	6,769
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	3,156	2,579
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048	703	623
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 2.05% 1/1/2031	1,445	1,267
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038	20	20
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,000	770
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	1,370	1,365
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	195	195
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	550	550
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	945	945
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	2,840	2,836
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	2,105	2,116
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	2,690	2,664
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	6,145	6,020
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	4,545	4,440
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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	USD4,975	$4,854
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	9,935	9,682
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	4,835	4,713
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	1,925	1,871
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	395	390
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-B, 5.75% 7/1/2053	13,500	14,218
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	230	243
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-B, 5.00% 11/15/2053 (put 11/15/2030)	2,000	2,120
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 11/15/2029 (preref. 11/15/2025)	745	751
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 5.00% 1/1/2052	28,000	28,556
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 4.00% 1/1/2054	7,500	6,616
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052	4,130	3,803
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052	8,500	8,631
		124,451
Mississippi 0.22%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	4,405	2,687
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty insured, 5.00% 3/1/2031	1,590	1,605
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty insured, 5.00% 3/1/2032	1,690	1,704
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty insured, 5.00% 3/1/2033	1,275	1,285
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty insured, 5.00% 3/1/2035	1,150	1,157
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032	3,000	3,106
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033	3,600	3,719
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035	2,000	2,055
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037	4,000	4,080
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029	2,500	2,514
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032	7,500	7,533
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034	12,960	13,005
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043	125	125
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048	885	885
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	4,750	4,776
Mississippi State University, Educational Building Corp., Rev. and Rev. Ref. Bonds (New Residence Hall and Facs. Refinancing), Series 2024-A, 4.00% 8/1/2049	2,000	1,871
		52,107
Missouri 1.32%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041	2,300	2,187
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037	3,000	2,971
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2039	3,700	3,595
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040	2,300	2,218
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2023-C, 4.00% 1/1/2050 (put 1/1/2046)	1,000	894
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042	7,575	7,003
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2038	2,000	2,000
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 11/15/2039	4,190	4,196
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	USD9,000	$7,902
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	5,945	5,870
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2028	715	712
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2029	100	102
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030	220	221
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031	200	201
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2035	1,000	1,001
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042	1,255	1,258
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	200	189
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	18,200	14,804
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048	2,000	1,929
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029	1,000	1,004
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2030	415	416
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,384
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 5/1/2040	1,725	1,724
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	450	448
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047	1,080	1,080
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	3,155	3,169
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	2,946	2,604
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047	2,750	2,475
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	1,350	1,353
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-B, 4.25% 5/1/2049	2,500	2,511
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	8,155	8,154
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050	1,980	1,982
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,255	1,244
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	2,310	2,287
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,210	1,182
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	USD6,015	$5,876
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	2,305	2,262
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	24,655	26,125
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	2,485	2,611
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	14,090	15,260
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	3,745	4,144
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	10,215	10,837
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	12,645	13,612
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	9,230	10,046
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	21,380	23,332
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	10,000	10,757
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	4,640	5,035
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	65	65
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045	675	674
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047	1,315	1,312
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	725	724
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[1]	635	619
The Metropolitan St. Louis Sewer Dist., Wastewater System Rev. Bonds, Series 2015-B, 5.00% 5/1/2045	3,600	3,600
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty insured, 5.00% 10/1/2040	1,815	1,871
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty insured, 5.00% 10/1/2049	1,000	1,002
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty insured, 5.25% 7/1/2025	5,000	5,014
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026	3,740	3,799
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2028	5,080	5,439
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty insured, 5.00% 7/1/2029	1,000	1,033
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029	4,000	4,356
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	12,770	14,113
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	2,155	2,279
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031	7,000	7,844
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2032	3,000	3,166
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033	USD2,400	$2,525
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034	1,750	1,836
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, 5.00% 7/1/2042	5,500	5,770
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, Assured Guaranty insured, 5.00% 7/1/2044	2,250	2,335
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048	5,935	6,064
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052	6,425	6,525
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, Assured Guaranty insured, 5.25% 7/1/2054	3,945	4,106
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,000	963
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	1,050	938
		310,139
Montana 0.16%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	12,000	11,736
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	4,000	3,831
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	4,275	4,303
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	1,000	827
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040	640	496
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043	820	820
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	555	553
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA insured, 4.25% 12/1/2045	960	963
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050	2,285	2,265
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	4,160	4,070
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,065	1,042
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	2,140	2,089
Board of Housing, Single Family Mortgage Bonds, Series 2023-B, 6.00% 12/1/2053	2,100	2,240
Board of Housing, Single Family Mortgage Bonds, Series 2023-C, 6.25% 6/1/2054	310	334
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	900	967
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	930	996
		37,532
Nebraska 0.76%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	30,085	31,122
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	14,350	14,351
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 4.15% 7/1/2035 (put 9/1/2026)[3]	7,765	7,763
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050	1,000	896
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2045	4,340	4,281
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2037	1,230	1,162
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2039	1,810	1,667
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	7,750	6,839
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2049	6,500	5,495
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	360	358
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	USD1,060	$1,055
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	1,785	1,777
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	4,655	4,659
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	4,335	4,340
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	6,195	6,030
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,810	1,789
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	2,280	2,395
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	5,360	5,879
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046	1,470	1,507
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2023-A, 5.25% 2/1/2053	6,105	6,419
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-C, 5.00% 2/1/2054	37,275	38,562
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062	35,000	30,854
		179,200
Nevada 0.89%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034	3,615	3,726
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2035	11,525	10,065
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2036	11,870	10,153
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty insured, 4.00% 6/15/2039	1,950	1,889
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty insured, 4.00% 6/15/2040	725	692
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033	9,655	10,213
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2015-A, 5.00% 7/1/2040	4,000	4,001
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041	9,700	9,922
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040	5,320	5,402
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034	8,725	9,434
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035	7,000	7,535
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 7/1/2026	1,815	1,856
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2026	1,000	1,023
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,000	1,040
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032	1,000	1,061
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029	3,500	3,616
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034	6,500	6,730
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035	5,250	5,424
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036	7,350	7,584
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 5/1/2048	6,000	6,041
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	6,625	5,692
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049	2,180	2,183
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051	2,595	2,526
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	9,440	9,315
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040	1,000	1,002
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,225	1,215
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2025	300	300
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2027	330	336
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2030	405	415
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2031	USD250	$256
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2033	470	479
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2039	1,000	1,003
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2049	4,000	4,124
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049	17,770	18,577
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	6,250	6,312
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2045	5,000	5,222
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2049	18,025	18,643
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2033	1,500	1,520
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	6,430	5,137
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2022-C, 4.00% 6/1/2037	1,250	1,258
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2028	1,000	1,048
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2031	1,000	1,047
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2035	1,000	1,038
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028	3,500	3,708
Washoe County School Dist., G.O. Limited Tax School Improvement Bonds, Series 2020-A, 4.00% 10/1/2045	2,000	1,832
Washoe County School Dist., Limited Tax G.O. School Improvement Bonds, Series 2024-B, 3.00% 6/1/2037	6,410	5,697
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030	1,000	1,031
		208,323
New Hampshire 1.89%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,261
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046	2,250	2,252
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2032	2,565	2,571
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2033	3,740	3,748
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, FHA insured, 2.60% 7/1/2051	1,500	928
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	4,145	4,592
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	1,055	1,118
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	1,885	2,009
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	2,295	2,470
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	1,195	1,293
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	9,450	10,272
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	4,187	3,947
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037	935	892
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038	1,000	943
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039	1,100	1,039
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040	1,050	977
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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041	USD1,000	$909
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty insured, 3.00% 8/15/2046	10,145	7,982
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty insured, 3.00% 8/15/2051	3,390	2,529
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	6,420	6,325
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	62,835	62,305
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	54,483	53,603
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	49,491	47,414
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	28,042	26,205
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.595% 8/20/2039[3]	34,120	1,376
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	23,846	21,841
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.183% 11/20/2039[3]	46,350	45,089
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.925% 7/20/2040[3]	12,318	10,788
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.168% 1/20/2041	36,055	34,275
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.168% 1/20/2041	1,579	1,449
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	24,552	23,403
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.163% 10/20/2041[3]	986	911
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.183% 5/20/2042[3]	9,682	8,363
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.547% 7/1/2051[3]	32,390	1,210
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]	5,000	4,464
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,710	2,752
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2054	2,500	2,502
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	1,000	1,008
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051	3,605	3,235
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2029	200	196
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	4,750	4,088
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	3,250	2,444
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	17,965	18,165
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	8,965	9,089
		444,232
New Jersey 1.54%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 3/1/2037	750	763
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, Assured Guaranty insured, 0% 7/1/2026	2,085	1,995
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	590	541
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty insured, 5.00% 6/1/2030	1,500	1,538
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty insured, 5.00% 6/1/2031	1,000	1,025
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty insured, 5.00% 6/1/2037	3,250	3,300
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty insured, 5.00% 6/1/2042	6,000	6,037
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	4,000	3,676
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027	USD1,000	$1,036
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041 (preref. 12/15/2026)	600	619
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2039	2,000	2,164
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty insured, 5.00% 7/1/2033	1,500	1,542
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty insured, 5.00% 7/1/2034	3,540	3,635
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM insured, 5.00% 7/1/2027	1,125	1,147
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.25% 9/1/2053	3,000	3,109
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2030	2,555	2,635
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2031	2,740	2,823
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 7/1/2045	3,500	3,551
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty insured, 5.00% 7/1/2027	1,865	1,870
G.O. Bonds, Series 2021, 2.00% 6/1/2025	1,515	1,512
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2025	1,000	1,002
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-2, 5.00% 7/1/2042 (put 7/1/2025)	4,875	4,885
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2025 (escrowed to maturity)	1,000	1,003
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2026 (escrowed to maturity)	1,000	1,021
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	1,375	1,462
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035	750	753
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038	2,500	2,218
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039	2,000	1,749
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035	1,000	1,008
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036	1,000	1,002
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037	1,000	991
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038	1,250	1,218
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044	3,000	2,716
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035	1,250	1,274
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	1,000	1,015
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	14,370	14,555
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	2,500	2,527
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2031	2,905	2,945
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	7,000	7,087
Housing and Mortgage Fin. Agcy., Multi Family Housing Rev. Bonds (New Irvine Turner Apartments Project), Series 2024-C, 3.67% 2/1/2026	2,620	2,624
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	11,245	11,357
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	7,125	7,219
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	8,330	8,228
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	USD22,425	$21,684
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	50,295	53,269
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	10,415	10,733
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,755	1,884
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	3,390	3,257
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2025	3,330	3,332
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	1,575	1,621
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030	5,000	5,136
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033	5,000	5,107
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046	3,600	3,615
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2030	3,500	3,550
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-AA, 5.00% 6/15/2042	5,170	5,398
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	1,000	1,012
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	5,000	4,511
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,310	2,352
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2045	8,250	8,487
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046	2,795	2,507
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	3,010	2,161
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.25% 6/15/2055	12,500	12,980
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	9,415	10,355
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2036	10,000	10,885
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2037	1,000	1,070
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2038	3,500	3,720
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039	1,000	1,027
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.00% 6/15/2040	2,830	2,998
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	8,155	8,747
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	6,170	5,830
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2027	7,315	6,666
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2030	8,620	6,991
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031	2,500	1,948
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty insured, 0% 12/15/2034	9,880	6,718
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2037	3,000	1,724
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038	4,000	2,205
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2040	20,765	10,141
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	735	755
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2043	4,000	4,214
		362,967
New Mexico 0.37%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 4.45% 10/1/2033	500	485
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.30% 10/1/2053	825	763
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,500	3,704
Fin. Auth., Public Project Revolving Fund Rev. Bonds, Series 2024-A, 5.00% 6/15/2025	3,910	3,917
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048	1,125	1,122
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049	3,135	3,139
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Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	USD1,450	$1,450
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	840	841
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049	2,675	2,684
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050	2,860	2,853
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	585	587
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050	7,515	7,447
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	570	571
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	3,155	3,126
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	255	248
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	1,815	1,892
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-B, Class I, 5.50% 3/1/2054	6,480	6,825
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054	3,655	3,876
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	185	197
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	1,245	1,349
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 11/1/2039 (put 5/1/2025)	28,075	28,075
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	11,730	12,294
		87,445
New York 11.45%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	550	524
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty insured, 5.00% 10/1/2031	1,055	1,086
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2025	300	301
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2027	5,975	6,086
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2028	8,085	8,234
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2030	5,840	5,941
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty insured, 4.00% 7/15/2032	1,035	1,034
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty insured, 4.00% 7/15/2033	1,085	1,079
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty insured, 4.00% 7/15/2034	1,000	987
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	58,040	58,176
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty insured, 3.00% 7/15/2043	4,260	3,153
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	4,775	4,780
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2037	925	528
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2038	1,390	749
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	2,300	1,163
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045	1,000	352
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2054	24,390	5,282
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 11/15/2054	1,965	455
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2055	6,000	1,234
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056	USD3,500	$659
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 8/1/2043	660	601
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050	1,000	700
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033	3,000	3,001
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2031	1,255	1,280
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2032	2,250	2,295
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 5.00% 7/1/2041	1,000	1,032
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,025	885
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031	1,000	1,053
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036	1,500	1,560
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038	2,000	2,068
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2025-A, 5.00% 5/1/2035	7,000	7,629
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2025-A, 5.00% 5/1/2043	6,500	6,698
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038	1,070	1,021
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043	1,200	1,096
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	2,625	2,285
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2034	1,500	1,579
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, Assured Guaranty insured, 5.25% 10/1/2040	1,000	1,084
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2041	1,345	1,447
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, Assured Guaranty insured, 5.25% 10/1/2042	1,250	1,336
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, Assured Guaranty insured, 5.25% 10/1/2044	1,425	1,505
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	3,400	3,438
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, Assured Guaranty insured, 5.50% 10/1/2054	5,710	6,029
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, Assured Guaranty insured, 5.00% 10/1/2036	1,740	1,867
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2/15/2026 (escrowed to maturity)	110	112
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2031	1,750	1,917
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032	1,500	1,536
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035	8,500	8,702
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,685	1,763
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039	1,775	1,713
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039	5,000	4,821
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	1,000	1,028
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040	6,135	6,362
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	43,585	35,051
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041	2,000	2,066
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	5,000	5,280
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2041	4,000	4,277
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042	16,375	12,800
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,170	1,107
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042	2,350	2,224
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	6,860	7,061
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044	9,995	10,227
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044 (preref. 3/15/2029)	5	5
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044	USD6,605	$6,933
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	5,000	4,638
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047	21,270	19,585
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2047	1,000	920
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047	14,500	14,766
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	3,000	2,750
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048	16,000	14,643
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049	1,955	1,781
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049	8,280	7,535
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2049	4,755	4,932
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	12,865	13,569
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	7,135	7,361
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054	5,305	4,801
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033	4,000	4,100
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034	6,500	6,760
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040	1,035	1,057
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045	1,480	1,497
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 4.00% 3/15/2049	24,550	22,848
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	15,990	14,975
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043	4,800	4,925
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	17,445	18,357
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2041	2,250	2,444
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2046	5,000	5,266
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2049	6,000	6,283
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	690	694
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039	6,009	4,694
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	1,250	1,120
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 5/1/2025	1,785	1,785
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025	3,165	3,165
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025	75	73
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030	1,135	1,005
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034	2,260	1,895
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035	1,060	822
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,100	1,647
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 11/1/2035	5,900	4,628
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037	1,000	957
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-1, 2.55% 11/1/2046	4,085	2,764
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051	4,965	3,159
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052	1,105	820
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)	2,905	2,846
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056	4,000	2,656
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 11/1/2061 (put 11/1/2026)	2,105	2,008
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)	USD1,420	$1,420
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-B-1, 3.45% 11/1/2063 (put 11/1/2029)	7,500	7,449
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-C-2, 3.60% 11/1/2063 (put 5/1/2029)	20,000	19,967
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047	3,360	2,246
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042	5,000	3,915
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032	5,680	4,783
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	10,390	8,617
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	10,000	6,996
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	10,865	7,495
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051	5,000	3,483
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 9/1/2025	22,320	22,053
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, Assured Guaranty insured, 5.25% 9/1/2029	4,000	4,293
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 9/1/2032	3,000	3,055
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034	2,500	2,617
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035	1,200	1,281
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036	1,500	1,593
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037	2,000	2,074
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037	1,000	1,055
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,034
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038	1,450	1,520
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036	5,000	5,054
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2045	500	534
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.00% 11/15/2049	15,000	15,533
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B-1, 5.00% 11/15/2051	2,000	2,068
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2054	10,250	10,811
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2035	1,625	1,626
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 11/15/2035	6,000	6,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2036	2,830	2,832
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2040	1,000	1,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041	2,000	1,840
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042	13,360	11,989
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042	17,500	15,886
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	4,445	3,989
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2045	21,545	21,558
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	8,857
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 11/15/2027	1,065	1,083
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032	1,500	1,537
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040	6,000	5,604
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,500	1,524
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty insured, 4.00% 11/15/2045	2,000	1,767
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045	1,185	1,046
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	2,150	1,897
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,500	1,515
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	20,975	18,362
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047	10,500	9,227
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,225	1,073
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	USD20,555	$17,928
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	7,525	6,465
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	5,000	5,018
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	3,930	3,943
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 11/15/2053	10,020	8,572
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 11/15/2056	2,500	2,505
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2027	930	936
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027	2,230	2,245
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030	2,720	2,779
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033	2,225	2,290
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,885	2,953
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036	1,010	977
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046	5,100	4,389
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	2,900	2,923
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029	805	835
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	1,725	1,853
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033	1,000	1,029
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	2,500	2,482
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034	2,335	2,397
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035	5,000	4,914
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036	3,000	2,907
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038	1,000	948
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	5,100	4,502
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045	10,250	10,274
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2027	1,500	1,370
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2029	3,490	2,951
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032	500	372
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040	280	280
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044	490	488
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	7,345	7,155
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045	155	154
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	1,515	1,514
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	1,530	1,535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	4,470	4,474
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049	710	706
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050	4,480	4,414
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	845	825
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	8,050	7,946
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty insured, 5.00% 7/1/2042	2,000	2,037
New York City G.O. Bonds, Fiscal 2006, Series 2006-I-A, 5.00% 4/1/2032	2,000	2,167
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 8/1/2033	5	5
New York City G.O. Bonds, Fiscal 2015, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)	4,035	4,040
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 8/1/2026	500	502
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2030	815	828
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2032	1,500	1,529
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2034	1,000	1,017
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2037	2,000	2,020
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2038	1,500	1,516
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 12/1/2043	1,835	1,676
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2029	4,800	5,020
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2030	8,075	8,426
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2031	USD3,620	$3,772
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2032	2,575	2,683
New York City G.O. Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 10/1/2035	2,950	3,028
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2037	6,345	6,540
New York City G.O. Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 4/1/2037	2,000	2,063
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 12/1/2037	5,000	5,180
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2033	1,130	1,197
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2036	8,750	9,172
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2038	7,500	7,877
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2038	7,500	7,806
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	3,515	3,677
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2039	6,810	7,065
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2040	7,000	7,276
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 10/1/2040	2,500	2,378
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2041	8,000	7,549
New York City G.O. Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2041	12,400	12,762
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2042	2,500	2,366
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2042	6,000	6,154
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2043	2,000	2,063
New York City G.O. Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2043	10,000	10,217
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2044	2,000	1,824
New York City G.O. Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2043	4,430	4,597
New York City G.O. Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2050	1,880	1,919
New York City G.O. Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2035	4,510	4,859
New York City G.O. Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2035	825	898
New York City G.O. Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2039	1,800	1,948
New York City G.O. Bonds, Fiscal 2022, Series 2022-A-1, 4.00% 8/1/2042	2,000	1,870
New York City G.O. Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2043	1,195	1,269
New York City G.O. Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2047	13,725	14,063
New York City G.O. Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2036	965	1,056
New York City G.O. Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2040	3,000	3,238
New York City G.O. Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	10,830	11,363
New York City G.O. Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2043	6,500	6,869
New York City G.O. Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2044	2,500	2,622
New York City G.O. Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2045	2,000	2,092
New York City G.O. Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2046	1,025	1,062
New York City G.O. Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2047	15,000	15,876
New York City G.O. Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	13,665	14,430
New York City G.O. Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2048	10,000	10,815
New York City G.O. Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2049	5,000	5,403
New York City G.O. Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2051	4,480	4,609
New York City G.O. Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	7,000	7,342
New York City G.O. Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2028	1,500	1,589
New York City G.O. Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	1,670	1,794
New York City G.O. Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2034	4,360	4,888
New York City G.O. Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2043	5,000	5,308
New York City G.O. Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2045	1,500	1,615
New York City G.O. Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2047	5,000	5,188
New York City G.O. Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2048	3,000	3,110
New York City G.O. Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2050	4,000	4,237
New York City G.O. Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2050	4,590	4,843
New York City G.O. Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,000	3,166
New York City G.O. Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	2,480	2,556
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,000	1,001
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045	5,000	3,523
The Tax-Exempt Bond Fund of America — Page 84 of 147

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	USD11,500	$7,815
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051	2,000	1,324
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051	5,050	3,772
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051	5,000	3,031
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)	2,135	2,133
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	4,415	4,333
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035	5,950	4,690
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042	8,000	7,054
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042	2,000	1,851
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA insured, 1.85% 11/1/2032	1,210	976
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA insured, 2.10% 11/1/2036	6,000	4,572
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA insured, 2.25% 11/1/2041	7,100	5,011
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, 2.30% 11/1/2045	2,665	1,703
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045	2,320	1,578
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046	4,050	2,614
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA insured, 2.40% 11/1/2046	2,405	1,552
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA insured, 2.50% 11/1/2051	5,000	3,031
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-C, 3.00% 11/1/2055	3,000	2,052
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, FHA insured, 0.60% 5/1/2061 (put 7/1/2025)	5,970	5,930
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045	5,000	3,401
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050	5,920	4,271
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	480	485
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	590	596
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Capital Appreciation Bonds, Series 2009-A, Assured Guaranty insured, 0% 3/1/2032	3,365	2,540
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2030	1,000	1,071
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2031	1,000	1,082
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 4.00% 1/1/2032	500	504
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2033	500	466
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2034	3,150	2,881
The Tax-Exempt Bond Fund of America — Page 85 of 147

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2037	USD4,940	$4,288
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 2.00% 1/1/2038	1,250	894
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2040	6,360	5,187
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2046	9,380	6,682
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty insured, 3.00% 3/1/2039	5,500	4,604
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty insured, 3.00% 3/1/2040	2,000	1,639
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty insured, 4.00% 3/1/2045	9,800	8,995
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	2,000	1,787
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty insured, 3.00% 3/1/2049	9,315	6,690
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2025-CC, 5.00% 6/15/2030	1,250	1,367
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 6/15/2033	3,560	3,669
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 6/15/2044	3,240	3,368
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 6/15/2045	12,500	12,997
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2046	1,000	949
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.00% 6/15/2046	2,500	2,614
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047	11,235	10,614
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 6/15/2048	8,000	8,040
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 6/15/2048	1,500	1,509
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-3, 5.25% 6/15/2048	7,500	7,927
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 6/15/2049	3,500	3,531
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2025-AA-2, 5.00% 6/15/2049	6,900	7,185
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 6/15/2050	5,150	4,711
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050	8,435	7,716
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2025-AA-1, 5.00% 6/15/2051	36,525	37,890
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.00% 6/15/2053	6,060	6,262
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	7,715	8,109
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2025-AA-1, 5.25% 6/15/2053	21,040	22,214
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054	USD38,485	$40,514
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	10,000	11,096
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	12,310	13,102
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2048	9,000	9,403
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	15,000	15,570
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 7/15/2029	5,000	5,056
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034	4,000	4,150
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035	3,295	3,380
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035	3,000	3,077
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035	5,000	5,178
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037	5,135	5,021
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037	10,000	10,301
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037	17,350	17,872
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038	4,000	4,109
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040	2,000	1,914
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043	10,000	10,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 11/1/2027	2,520	2,520
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 8/1/2034	8,000	8,009
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 8/1/2036	4,000	4,004
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 8/1/2037	2,000	2,002
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2031	3,750	3,838
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2034	5,000	5,085
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 5/1/2035	1,000	1,009
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2035	5,000	5,075
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 8/1/2037	2,800	2,737
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 8/1/2038	2,000	2,018
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2033	10,000	10,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 8/1/2035	10,000	10,164
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 4.00% 8/1/2042	1,350	1,283
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2045	3,035	3,054
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2035	6,000	6,198
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2038	4,750	4,869
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2042	1,500	1,523
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2036	1,200	1,194
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2037	1,000	988
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2039	2,455	2,371
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2040	26,900	27,764
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2041	4,000	4,172
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2042	1,510	1,425
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2043	2,900	2,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2043	10,000	9,339
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2045	10,135	9,351
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2034	2,500	2,684
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2035	5,170	5,158
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2036	2,000	2,127
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 5.00% 2/1/2037	2,000	2,134
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2037	11,000	9,573
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2037	5,000	5,299
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2039	3,500	2,937
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2039	3,500	3,357
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2040	USD4,000	$3,829
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2040	1,000	956
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2041	8,815	8,375
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2041	1,000	950
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2042	3,000	2,841
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2043	7,000	6,572
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2045	3,250	2,999
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2046	10,500	9,592
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2047	1,000	908
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 3.00% 5/1/2048	6,000	4,246
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 4.00% 2/1/2042	5,000	4,735
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B-1, 4.00% 8/1/2042	5,000	4,732
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 5.00% 2/1/2047	8,695	8,964
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 5.00% 2/1/2047	6,520	6,721
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 4.00% 2/1/2051	590	527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-A-1, 4.00% 8/1/2048	1,400	1,276
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	8,455	7,647
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2036	4,000	4,411
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2037	4,285	4,696
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2041	2,500	2,674
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2043	6,535	6,895
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2043	13,840	14,639
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 5.00% 5/1/2044	5,500	5,736
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2044	4,885	5,116
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.50% 5/1/2044	5,000	5,453
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 4.00% 5/1/2045	2,250	2,078
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2046	2,150	2,233
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	2,795	2,908
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2048	10,000	10,339
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-C, 5.25% 5/1/2048	2,155	2,274
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	22,700	24,009
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	19,500	20,592
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.25% 5/1/2050	11,580	12,179
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	20,785	21,871
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,505	16,274
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 4.375% 5/1/2053	10,000	9,441
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2028	1,000	1,065
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2029	1,000	1,079
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2033	750	837
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2034	3,035	3,408
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	960	1,067
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	15,455	16,897
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2038	2,490	2,732
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2039	5,000	5,435
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2040	3,635	3,920
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2041	10,000	10,734
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2042	1,500	1,592
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2042	1,600	1,698
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2043	10,000	10,604
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2043	1,600	1,701
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	2,500	2,618
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	10,000	10,424
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	2,500	2,606
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	2,615	2,730
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	1,500	1,557
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2047	USD12,505	$12,982
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	6,500	6,908
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2049	2,490	2,578
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.25% 5/1/2049	6,000	6,351
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	28,205	30,509
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2050	2,445	2,527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2050	7,760	8,032
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	1,950	2,098
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	4,000	4,285
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	25,780	26,571
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034	1,000	1,019
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049	5,000	4,504
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	8,985	9,648
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037	2,000	1,942
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	4,000	3,842
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039	3,360	3,215
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	5,670	5,046
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060	5,450	4,785
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty insured, 5.00% 11/15/2035	1,750	1,906
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty insured, 4.00% 11/15/2052	3,000	2,734
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty insured, 4.00% 11/15/2061	25,865	23,038
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2025	275	273
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029	135	138
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029	1,000	1,016
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034	165	168
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040	175	174
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,050	1,042
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 12/1/2025	90	89
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049[1]	2,325	2,216
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	7,500	6,837
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2032	5,000	5,040
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037	3,000	2,998
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038	11,260	11,100
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	4,000	3,855
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041	3,500	3,505
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	4,000	3,628
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046	900	659
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2046	8,500	8,522
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2051	1,600	1,602
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056	3,250	3,261
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041	9,225	8,741
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048	4,200	3,115
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,125	1,940
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	USD10,000	$9,079
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054	8,000	7,098
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	16,000	14,103
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2029	530	530
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031	1,200	1,276
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032	2,500	2,649
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	1,260	1,325
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036	5,700	5,942
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	2,125	2,196
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2039	1,800	1,695
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	500	468
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	5,830	5,369
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,000	1,813
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2033	2,395	2,452
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034	960	981
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035	1,000	1,020
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049	18,000	18,296
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051	9,770	9,950
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052	13,000	11,706
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	6,205	6,281
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 11/15/2033	3,000	3,072
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2045	1,250	1,312
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2046	2,000	2,090
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	19,200	20,235
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2040	5,000	5,488
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2042	6,600	7,154
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 11/15/2043 (put 11/15/2025)	5,070	5,113
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	15,715	16,509
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	USD9,935	$10,545
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 11/15/2032	3,095	2,303
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	7,425	7,769
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027	800	808
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2033	1,250	1,310
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2034	1,750	1,825
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2035	1,250	1,299
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 9/1/2040	1,750	1,608
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028 (preref. 3/15/2026)	750	764
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2031	2,250	2,281
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031	2,500	2,577
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034	7,500	7,698
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2035	1,990	2,016
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036	4,500	4,598
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,000	1,036
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,000	1,029
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	3,545	2,915
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041	20,415	19,236
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042	3,100	3,223
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	12,000	12,185
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044	5,000	5,164
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	2,500	2,291
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	11,135	8,060
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2048	1,445	1,039
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	8,915	8,009
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	5,000	3,516
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057	6,360	6,540
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	1,500	1,552
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	12,500	10,387
Urban Dev. Corp., State Tax Rev. Bonds (Bidding Group 4), Series 2021-A, 3.00% 3/15/2050	2,025	1,449
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2034	1,000	1,018
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2035	750	763
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2038	5,000	5,125
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2040	5,000	5,475
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	14,500	14,763
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	3,380	3,668
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 12/15/2043	2,000	2,137
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	2,500	2,595
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2027	145	147
		2,697,278
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Bonds, notes & other debt instruments (continued) North Carolina 0.87%	Principal amount (000)	Value (000)
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	USD2,435	$2,454
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,060	1,123
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046	2,635	1,946
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047	5,880	5,383
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-A, 5.00% 7/1/2048	1,225	1,265
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2049	10,115	10,649
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054	4,000	4,177
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039	3,250	2,809
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	1,400	1,365
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 1/1/2026 (escrowed to maturity)	2,500	2,543
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)	1,990	2,024
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 2.00% 6/1/2033	2,500	2,142
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 3/1/2030	3,000	3,003
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2000, 4.00% 10/1/2027 (put 4/1/2026)	520	518
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038	1,635	1,606
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039	1,390	1,354
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043	1,565	1,488
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040	2,045	1,618
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	3,970	3,984
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	1,710	1,711
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	13,130	12,823
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	12,360	13,087
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 52-A, 6.25% 1/1/2055	3,025	3,255
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	1,030	1,089
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	5,930	6,276
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	4,980	5,373
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	2,010	2,215
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	3,850	4,193
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,055	1,167
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	1,770	1,769
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	6,595	6,597
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	1,890	1,894
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,250	1,252
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	12,290	12,000
Limited Obligation Bonds, Series 2025-A, 5.00% 5/1/2029	1,250	1,343
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2035	725	692
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2040	1,800	1,631
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	1,510	1,530
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds˂softerturn˃(The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045	3,000	2,565
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	3,525	2,861
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050	6,655	6,500
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Deerfield Episcopal Retirement Community), Series 2016-C, 5.00% 11/1/2037	250	251
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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038	USD1,000	$1,012
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	7,915	7,817
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031	1,400	1,414
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036	550	472
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2/1/2036	1,475	1,440
Medical Care Commission, Retirement Facs. Entrance Fee Rev. Bonds (Friends Homes), Series 2020-B-2, 2.30% 9/1/2025	1,250	1,239
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,120	976
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	3,250	2,956
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	1,000	1,008
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044	5,000	4,889
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	5,300	5,066
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	525	519
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	280	277
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	155	153
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028	155	154
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-1, 4.25% 10/1/2028	525	523
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Toulon Place), Series 2023, FHA insured, 5.00% 12/1/2026 (put 12/1/2025)	4,150	4,182
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2040	8,815	4,466
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2041	10,850	5,168
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2042	4,650	2,091
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043	3,650	1,549
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty insured, 4.00% 1/1/2055	9,820	8,518
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 1/1/2058	2,880	2,900
County of Union, Enterprise Systems Rev. Bonds, Series 2021, 3.00% 6/1/2037	1,545	1,360
		203,674
North Dakota 0.26%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	12,855	12,785
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty insured, 3.00% 12/1/2051	3,115	2,138
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036	290	257
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	1,260	1,255
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047	935	934
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Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048	USD775	$774
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	1,610	1,610
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	2,685	2,686
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	930	933
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	6,615	6,624
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	2,645	2,640
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	6,135	6,013
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	3,090	3,022
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	2,565	2,487
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053	3,395	3,489
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,980	3,141
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,580	2,732
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	1,125	1,205
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	4,125	4,526
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,980	2,173
		61,424
Ohio 1.32%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	2,000	1,982
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	1,115	1,091
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,750	3,700
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	3,600	3,552
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	8,290	7,993
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041	2,980	3,000
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036	1,000	951
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	4,800	4,503
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2036	3,845	3,933
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	6,000	5,041
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	2,000	1,941
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2037	210	193
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2038	220	200
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2039	225	202
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2040	235	208
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2041	250	218
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,035	852
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051	1,000	781
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036	1,545	1,647
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040	1,110	1,162
City of Centerville, Health Care Improvement and Rev. Ref. Bonds (Graceworks Lutheran Services), Series 2017, 5.00% 11/1/2025	1,000	998
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048	5,000	5,028
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	3,935	3,931
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	USD1,120	$959
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	4,310	4,048
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039	435	408
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,345	1,350
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	14,325	13,697
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,250	1,309
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,810	2,871
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	17,520	16,790
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,905	2,910
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049	3,375	3,526
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 12/1/2027	3,180	2,897
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2025	170	170
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034	490	482
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035	505	492
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036	400	386
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039	900	840
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,260	1,068
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037	840	887
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040	2,460	2,559
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,000	2,021
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,345	1,348
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2030	1,090	1,131
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2032	1,000	1,033
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2034	1,040	1,067
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2036	1,000	1,018
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032	1,095	1,137
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	4,490	4,530
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]	2,690	2,694
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]	2,000	1,976
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[1]	13,825	12,275
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2035	1,990	1,999
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2046	8,300	8,194
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031	1,700	1,767
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032	1,575	1,735
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	3,750	3,507
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	1,000	813
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.20% 9/1/2036	1,030	904
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	USD280	$279
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	2,355	2,355
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047	2,150	2,160
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	4,405	4,408
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	3,860	3,891
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050	1,600	1,577
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	3,810	3,845
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	4,570	4,554
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	13,930	13,607
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	11,770	11,522
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	15,070	15,816
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	12,580	13,612
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	10,880	11,739
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	3,375	3,668
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2035	2,000	2,234
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2036	1,620	1,797
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2036	1,450	1,454
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038	2,100	2,067
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039	1,000	976
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041	3,000	2,828
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046	6,600	5,803
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,250	1,075
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033	1,000	1,024
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031	1,430	1,487
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	410	407
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2041	2,665	1,264
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2042	3,500	1,570
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2043	2,340	994
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039	3,575	3,888
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	7,900	8,676
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2039	1,160	1,190
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2040	1,195	1,217
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	USD1,240	$1,252
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	2,250	2,223
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2049	4,700	4,523
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	3,500	3,307
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033	375	375
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034	505	505
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,930	1,935
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 4.00% 7/1/2045	1,000	857
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	1,250	1,313
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050	1,500	1,536
		310,715
Oklahoma 0.35%
Capitol Improvement Auth., State Facs. Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	4,000	4,011
Capitol Improvement Auth., State Facs. Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2025	2,280	2,286
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036	2,000	2,047
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	3,530	3,590
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	5,500	5,626
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049	2,160	2,161
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050	1,335	1,312
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	1,350	1,463
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	2,265	2,461
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-D, 6.50% 9/1/2054	770	852
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	12,920	14,233
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	5,615	6,133
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031	1,300	1,312
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2034	1,000	1,008
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2047	3,070	3,088
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047	3,745	3,785
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.25% 1/1/2050	7,960	8,443
Turnpike Auth., Turnpike System Rev. Bonds, Series 2023, 5.50% 1/1/2053	4,000	4,228
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	14,020	15,112
		83,151
Oregon 0.63%
Clackamas Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2030	750	816
Clackamas Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2032	1,000	1,113
Clackamas Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2043	2,000	2,129
Clackamas Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2044	1,500	1,588
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	1,710	1,835
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2030	USD1,000	$1,087
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 4/1/2040	2,480	2,293
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2045	3,305	3,227
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029	300	312
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030	300	314
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035	275	284
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	1,750	1,769
G.O. Bonds, Series 2017-C, 5.00% 6/1/2033	2,500	2,573
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2036	500	552
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2037	460	504
G.O. Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2042	1,395	1,532
G.O. Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2045	1,800	1,949
G.O. Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2044	2,500	2,717
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045	710	709
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	1,615	1,609
G.O. Bonds (Veteran’s Welfare Bonds Series 104), Series 2019-R, 3.50% 12/1/2049	1,835	1,820
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	2,175	2,104
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	500	514
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	1,415	1,498
G.O. Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2034	325	365
G.O. Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2031	600	661
G.O. Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2035	500	564
G.O. Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2042	700	750
Health and Science University, Rev. Bonds, Series 2016-B, 3.375% 7/1/2039	2,275	2,014
Health and Science University, Rev. Green Bonds, Series 2021-A, 3.00% 7/1/2051	16,205	11,301
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047	495	495
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	1,080	1,079
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048	2,885	2,873
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	1,370	1,372
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049	735	737
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050	1,520	1,531
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052	11,795	11,534
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2023-A, 5.50% 7/1/2053	8,520	9,024
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	14,995	16,523
Oregon City School Dist. No. 62, G.O. Bonds, Series 2025-B, 5.00% 6/15/2042	1,750	1,874
Oregon City School Dist. No. 62, G.O. Bonds, Series 2025-B, 5.00% 6/15/2043	1,600	1,703
Oregon City School Dist. No. 62, G.O. Bonds, Series 2025-B, 5.00% 6/15/2044	2,100	2,223
Oregon City School Dist. No. 62, G.O. Bonds, Series 2025-B, 5.00% 6/15/2045	2,000	2,101
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	2,000	1,924
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2038	1,720	1,901
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2049	10,350	10,762
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2054	10,025	10,311
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039	1,445	1,421
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 7/1/2027	1,675	1,676
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037	1,000	1,056
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040	USD1,000	$1,044
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 5.00% 5/15/2027	125	126
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	3,950	3,180
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	4,250	3,124
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2025	230	230
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2026	225	226
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027	125	126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	1,500	1,354
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	2,435	2,532
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030	2,075	2,151
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 9/1/2036	1,000	901
		147,617
Pennsylvania 3.46%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2054	2,950	2,804
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	3,100	2,913
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty insured, 4.00% 1/1/2046	6,580	6,017
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-B, 5.00% 1/1/2051	1,000	1,014
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032	4,350	4,481
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033	3,500	3,598
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 4/1/2037	3,120	2,986
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047	2,500	2,471
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.87% 2/1/2037[3]	4,815	4,766
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038	1,930	1,845
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	8,560	8,277
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,105	1,990
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033	250	254
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2049	2,000	2,054
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2055	2,000	2,037
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028	2,565	2,660
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2029	2,995	3,109
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042[1]	400	386
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,250	1,260
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037	800	802
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	1,000	937
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047	100	94
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	955	998
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	1,749	1,751
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2025	315	316
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026	120	121
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2028	205	209
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	USD1,700	$1,721
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2031	400	404
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2039	645	645
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2032	55	57
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2036	1,000	1,025
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2031 (preref. 7/1/2025)	350	351
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2031	1,000	1,058
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2032	1,250	1,318
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.818% 6/1/2037[3]	19,490	18,029
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty insured, 5.00% 4/1/2030	925	975
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[1]	870	927
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	3,470	3,478
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	795	810
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	1,065	1,045
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	245	250
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	450	446
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	50	53
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	4,000	3,084
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	2,500	1,906
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	5,700	5,863
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2042	4,000	4,044
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2046	500	424
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	1,375	1,393
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2040	1,000	1,081
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2041	1,000	1,073
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2049	8,000	8,326
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2025-B, 5.00% 3/15/2036	1,015	1,086
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2038	2,000	2,089
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2039	2,725	2,831
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2040	2,850	2,685
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 4.00% 2/15/2041	7,550	7,013
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2041	5,750	5,340
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2042	1,100	1,005
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2043	1,000	903
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	746
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty insured, 5.00% 4/1/2029	1,000	1,058
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty insured, 5.00% 4/1/2030	500	527
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty insured, 5.00% 6/1/2030	4,000	4,061
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 6/1/2033	6,000	6,047
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2025	2,555	2,557
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026	4,000	4,053
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027	2,000	2,050
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,063
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031	3,500	3,606
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032	3,000	3,086
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	3,000	3,078
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034	USD3,000	$3,071
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,500	1,246
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035	7,000	6,866
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042	3,500	3,518
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049	3,400	2,988
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037	1,525	1,510
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031	5,000	4,601
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	3,320	3,092
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032	6,000	5,664
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034	6,500	6,078
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	705	703
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	13,375	11,985
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046	385	384
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046	375	374
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	445	444
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047	425	351
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	5,635	5,634
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	1,115	1,110
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	2,000	1,969
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051	9,555	9,399
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	6,870	6,642
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	14,580	14,065
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	7,985	8,424
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-143-A, 6.25% 10/1/2053	480	517
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	6,030	6,462
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	5,745	6,180
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	2,475	2,692
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	5,943	5,518
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2031	350	347
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	1,195	947
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	1,585	1,221
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	695	693
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2015, 5.00% 11/1/2035	400	390
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	2,990	3,108
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2025	650	649
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2046	5,890	5,855
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2025	190	190
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2026	165	167
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2027	210	214
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2028	USD210	$216
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2029	190	197
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2030	200	210
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 4.72% 8/15/2038[3]	11,645	11,574
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035	4,000	3,848
County of Lehigh, Industrial Dev. Auth., Special Obligation Rev. Bonds (West Hills Business Center Project), Series 2014, 6.50% 7/1/2032	2,615	2,616
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[6]	35,635	34,050
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038	1,000	959
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039	1,000	951
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044	2,500	2,260
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	1,575	1,586
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,240	1,224
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056	3,200	2,613
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	7,195	7,278
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	19,000	19,148
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	2,445	2,277
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,000	888
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	3,365	3,350
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2028	205	204
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2037	100	94
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2038	175	162
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 3.25% 12/1/2039	125	104
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	850	833
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	3,595	3,444
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039	20,090	19,277
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043	1,000	1,005
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	7,500	7,338
Pennsylvania State University Bonds, Series 2018, 5.00% 9/1/2048	5,955	5,985
Pennsylvania State University Bonds, Series 2024, 5.25% 9/1/2054	3,570	3,742
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031	1,500	1,529
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033	2,750	2,799
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,019
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty insured, 4.00% 7/1/2040	3,660	3,443
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	USD155	$158
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	550	509
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	500	458
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2024-A, 5.25% 7/1/2049	10,000	10,514
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2024-A, 5.50% 7/1/2053	5,000	5,377
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	3,000	3,076
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042	1,000	1,043
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052	3,000	3,003
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052	3,000	3,018
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2023-B, Assured Guaranty insured, 5.50% 9/1/2053	3,000	3,190
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027	3,905	3,974
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2027	500	508
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027 (preref. 9/1/2026)	5	5
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	15,400	15,770
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029	10,000	10,232
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2029	1,250	1,311
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030	1,990	2,035
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2031	1,600	1,675
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2032	1,000	1,044
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 9/1/2035	1,400	1,405
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2035	1,000	1,034
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2035	6,320	6,717
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2036	3,500	3,374
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2037	3,700	3,624
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2037	3,765	3,617
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2037	1,850	1,899
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2038	4,270	4,051
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 9/1/2038	1,000	1,024
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2046	10,500	9,539
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	11,000	12,082
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 5.00% 9/1/2032	1,000	1,113
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty insured, 5.00% 9/1/2033	1,250	1,401
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty insured, 5.00% 6/1/2027	9,820	10,191
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty insured, 5.00% 3/1/2037	1,750	1,778
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD CME Term SOFR + 0.83%) 3.898% 12/1/2031[3]	2,005	1,966
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2025	115	114
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2030	330	320
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2031	195	188
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	525	435
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032	1,000	1,030
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033	1,500	1,543
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2034	USD2,000	$2,022
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2035	3,500	3,535
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2036	3,250	3,279
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039	3,410	3,290
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039	1,200	1,158
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040	4,000	3,820
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040	1,000	1,052
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041	2,175	2,078
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2041	9,530	9,573
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042	3,125	2,982
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042	6,500	6,571
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043	8,140	7,748
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043	2,735	2,603
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	2,075	1,905
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	20,450	20,753
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,000	4,061
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	2,000	1,787
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2046	20,960	21,025
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046	9,000	9,254
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046	4,250	4,379
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047	11,220	11,318
Turnpike Commission, Turnpike Rev. Bonds, Series 2023-A, 5.00% 12/1/2048	5,000	5,184
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	24,265	24,591
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2049	6,825	7,079
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	9,000	7,843
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	7,490	5,337
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051	3,320	2,371
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051	5,000	4,310
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051	5,515	5,077
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.25% 12/1/2054	10,000	10,541
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.25% 12/1/2055	10,000	10,555
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016-2, 5.00% 6/1/2025	2,690	2,693
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2043	2,935	3,108
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2044	4,500	4,752
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 7/1/2035	1,000	988
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 8/15/2042	4,000	4,012
		815,290
Puerto Rico 1.24%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[1]	415	425
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033[1]	2,580	2,643
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]	23,445	23,851
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[1]	1,855	1,880
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]	2,295	2,330
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]	2,080	1,789
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.568% 7/1/2029[3]	25,540	24,707
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	170
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	152,568	91,350
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	103,369	63,443
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,135	1,136
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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2025	USD990	$990
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,870	1,871
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029	1,280	1,281
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029	2,100	2,229
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039	2,400	2,502
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	3,840	3,953
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	45	46
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2047[3]	5,690	1,669
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2054[3]	9,298	1,787
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,208	3,016
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,892	1,779
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	2,000	1,913
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029	243	205
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	157,960	50,991
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-B-1, 0% 7/1/2046	10,000	3,228
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,250	1,240
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	5	5
		292,429
Rhode Island 0.24%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032	640	646
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034	1,505	1,514
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036	500	502
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037	250	250
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	2,130	2,133
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046	10,010	10,023
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	1,365	1,244
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	3,865	3,437
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2025	5,500	5,502
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	2,575	2,576
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	4,840	4,750
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049	3,940	3,927
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049	1,925	1,926
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	7,545	7,351
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 76-A, 3.00% 10/1/2051	6,605	6,418
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	1,655	1,784
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA insured, 3.60% 10/1/2054 (put 10/1/2027)	3,280	3,278
		57,261
South Carolina 2.25%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	2,471	707
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035	1,080	932
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, FHA insured, 4.00% 7/1/2047	245	245
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	USD430	$432
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050	7,010	6,987
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-A, 4.00% 1/1/2050	2,130	2,133
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	640	641
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	3,715	3,628
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	4,500	4,506
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	6,145	6,644
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	10,735	11,774
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,620	7,229
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	690	689
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034	605	588
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044	1,280	1,272
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049	4,030	3,939
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2054	1,165	928
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	3,500	3,347
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026)[1,4]	6,100	6,243
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2041	2,000	2,147
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2044	3,000	3,141
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2048	5,000	5,357
Jobs-Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-B, 5.00% 12/1/2048 (put 10/1/2025)	5,985	6,016
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026[1]	620	618
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[1]	2,500	2,349
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.25% 11/1/2044	2,650	2,756
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033	1,450	1,467
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047	1,090	1,058
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	39,955	42,422
Public Service Auth., Improvement and Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2050	2,440	2,440
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2040	10,595	10,899
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2041	5,640	5,294
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2042	5,690	5,305
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2043	7,750	7,831
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2051	6,890	6,910
Public Service Auth., Improvement Rev. Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2042	1,675	1,717
Public Service Auth., Improvement Rev. Obligations (Santee Cooper), Series 2025-A, 5.25% 12/1/2050	8,875	9,198
Public Service Auth., Improvement Rev. Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	13,905	13,962
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty insured, 5.00% 12/1/2042	5,500	5,719
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty insured, 5.00% 12/1/2049	24,500	24,859
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, 5.00% 12/1/2049	10,750	10,801
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty insured, 5.00% 12/1/2054	27,825	28,041
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034	USD900	$902
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2035	6,965	6,972
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	1,090	1,092
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2036	13,800	13,813
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036	1,885	1,889
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	500	500
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	6,825	7,067
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	27,465	27,488
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047	3,570	3,182
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	2,930	2,927
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2055	1,750	1,750
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2026	820	821
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028	4,495	4,501
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028	2,730	2,758
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2029	100	100
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	25	25
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030	3,010	3,038
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031	2,620	2,631
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	2,295	2,299
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	3,115	3,118
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034	3,625	3,634
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035	4,270	4,280
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038	5,195	5,002
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	5,000	5,004
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042	5,000	4,661
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2044	4,000	4,054
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045	470	427
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2045	2,000	2,020
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	59,900	53,394
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2047	3,500	3,519
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2048	3,500	3,518
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052	34,450	29,751
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055	32,260	27,513
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	14,997	12,790
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	11,906	10,154
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047	1,540	1,398
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052	2,030	2,078
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040	6,740	7,104
		530,345
South Dakota 0.37%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2025	600	601
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2026	700	701
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 11/1/2034	7,070	6,961
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2034	6,635	6,640
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040	1,750	1,656
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	420	420
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	910	908
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	1,440	1,437
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047	2,900	2,897
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	3,865	3,863
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	2,860	2,879
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	1,145	1,146
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050	8,620	8,601
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Bonds, notes & other debt instruments (continued) South Dakota (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	USD5,425	$5,373
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	5,970	5,838
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-B, 3.00% 11/1/2052	920	898
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	515	528
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054	5,435	5,746
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	1,115	1,201
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	6,735	7,286
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	14,830	16,402
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	5,000	5,634
		87,616
Tennessee 0.75%
City of Clarksville, Water Sewer and Gas Rev. Bonds, Series 2021-A, 4.00% 2/1/2051	7,450	6,731
Health and Education Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018, 4.00% 7/1/2040	6,000	5,702
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2046	5,245	5,215
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	1,455	1,449
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 2.45% 7/1/2030	1,760	1,634
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	691
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	235	235
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043	2,075	2,076
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045	90	90
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	260	260
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	360	359
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	245	244
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048	1,620	1,613
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	9,250	9,263
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049	3,785	3,786
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	1,630	1,638
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050	13,520	13,353
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	2,650	2,660
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050	1,775	1,755
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051	2,435	2,386
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 1/1/2052	13,280	12,983
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-1, 3.75% 7/1/2052	2,330	2,320
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	415	424
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-2-A, 5.75% 1/1/2054	11,625	12,309
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	920	998
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2049	1,220	1,234
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.25% 7/1/2049	1,250	1,304
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, BAM insured, 5.50% 7/1/2054	780	818
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, BAM insured, 5.00% 7/1/2064	2,215	2,201
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2041	1,895	2,030
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2042	1,900	2,021
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2047	6,705	6,983
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054	8,025	8,292
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2042	5,000	5,058
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046	4,000	4,033
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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046	USD4,000	$4,033
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	8,000	8,171
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054	5,000	4,378
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	24,605	25,661
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027	1,890	1,914
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[3]	8,000	8,003
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	900	923
		177,231
Texas 12.75%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	5,350	5,603
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049	1,020	1,024
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036	3,000	3,017
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,750	1,872
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	6,075	5,445
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036	1,000	1,012
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2030	1,000	1,084
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2037	5,085	4,385
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027	1,210	1,249
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042	2,000	2,015
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034	650	666
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036	915	935
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037	1,445	1,474
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047	2,625	2,644
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.125% 6/15/2034[1]	770	748
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.25% 6/15/2039[1]	1,075	1,012
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	510	470
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049[1]	420	386
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054[1]	420	386
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2059[1]	220	200
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2025	195	196
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034	330	332
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035	1,000	1,003
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036	385	385
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038	900	890
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039	USD470	$466
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	369
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	740	678
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049	535	500
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	970	888
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	6,885	6,158
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	9,260	8,127
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032	1,000	933
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034	1,000	1,005
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035	1,000	1,001
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037	1,000	989
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051	9,545	6,556
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032	600	634
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047	4,050	4,190
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057	17,870	18,255
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	340	335
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	1,880	1,891
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037	725	733
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042	4,165	4,213
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	1,100	1,070
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048	2,345	2,351
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049	1,725	1,537
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2029	1,500	1,562
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2030	1,000	1,039
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2031	1,100	1,141
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2032	1,000	1,035
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 2/15/2035	2,245	2,316
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 2/15/2038	1,000	1,025
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty insured, 5.00% 2/15/2043	11,495	11,636
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-B, 5.00% 8/1/2030 (preref. 8/1/2025)	3,000	3,012
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-B, 5.00% 8/1/2031 (preref. 8/1/2025)	6,820	6,847
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2025	1,500	1,506
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037	2,660	2,698
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032	1,100	1,114
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033	2,220	2,245
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034	2,000	2,021
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035	USD1,125	$1,135
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036	3,605	3,632
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037	2,000	2,012
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041	2,500	2,515
City of Austin, Airport System Rev. Bonds, Series 2019-A, 5.00% 11/15/2049	5,000	5,037
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2023, 5.00% 11/15/2048	4,750	4,908
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2028	1,000	1,006
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2030	1,520	1,529
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031	1,130	1,149
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032	1,000	1,016
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033	1,000	1,016
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2038	1,000	1,003
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2045	1,500	1,501
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2050	9,235	9,539
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2044	4,240	4,456
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 5/15/2027	1,705	1,689
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035	4,500	4,558
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2035	3,000	3,074
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036	1,565	1,577
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	1,000	1,003
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036	6,985	7,064
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041	1,750	1,677
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045	11,795	11,830
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2046	3,800	3,834
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	1,000	1,126
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,625	1,801
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,100
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,500	1,643
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,087
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,079
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,200	1,287
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	1,830	1,951
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	1,090	1,151
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	1,250	1,292
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	4,210	3,937
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036	500	447
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037	1,000	874
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033	2,000	2,044
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034	3,105	3,346
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035	6,155	6,275
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036	10,150	10,331
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036	2,745	2,927
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039	2,220	2,142
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040	1,500	1,429
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045	2,500	2,535
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037	1,500	1,473
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038	3,000	2,925
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038	4,200	4,270
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039	1,500	1,447
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040	2,150	2,048
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)	5,000	5,111
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	7,245	7,197
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2048	1,220	1,127
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2052	1,220	1,077
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	USD1,025	$938
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2045	1,140	983
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,000	820
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,010	828
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2043	1,000	901
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2049	1,020	873
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2054	1,080	917
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043	4,285	3,818
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027	700	711
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028	1,405	1,428
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty insured, 5.00% 7/1/2029	645	664
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty insured, 5.00% 7/1/2030	1,000	1,029
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2049	1,165	999
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.50% 9/1/2049	1,080	945
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)	25,990	25,981
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2042	1,000	1,060
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2043	710	749
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2044	695	729
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2054	6,300	6,482
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	14,475	13,227
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,395	1,521
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	3,335	3,573
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	3,610	3,810
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,670	1,754
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	14,590	13,303
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	4,985	4,448
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,045	4,485
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	3,655	3,691
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051	1,315	1,167
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2033 (preref. 7/1/2025)	1,000	1,003
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2040 (preref. 7/1/2025)	5,845	5,861
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	525	577
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	400	437
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2048	2,000	2,071
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2032	3,000	3,330
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	3,460	3,243
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	765	856
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	1,235	1,345
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046	2,000	2,017
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	405	412
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033	2,125	2,140
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034	2,300	2,306
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2038	1,085	1,032
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041	1,400	1,342
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042	1,400	1,324
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044	5,000	4,593
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	6,040	5,246
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048	6,470	6,523
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051	9,295	7,839
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	USD500	$524
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 3.00% 8/15/2037	1,455	1,225
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 12/1/2035	1,985	1,986
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	1,465	1,333
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	3,455	3,074
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027	560	579
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2037	500	535
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,200	1,275
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2049	4,000	3,573
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	3,705	3,253
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	830	900
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	790	852
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	660	709
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	650	695
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	897
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2054	1,090	946
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038	455	460
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038 (preref. 2/15/2026)	105	106
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2050	31,390	28,675
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	2,500	2,313
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2049	7,820	8,118
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	8,535	7,581
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036	1,000	1,034
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037	1,945	2,003
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038	1,775	1,822
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043	9,240	9,364
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	10,000	10,085
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2047	1,455	1,354
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2054	1,130	1,036
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029	1,000	1,069
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2039	2,000	2,181
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2040	2,000	2,157
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2041	2,750	2,946
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2042	2,500	2,660
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2043	USD3,750	$3,969
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2037	5,000	5,464
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2040	2,500	2,682
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-B, 5.00% 11/1/2025	1,250	1,261
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037	7,675	7,597
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037	2,000	2,152
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040	5,125	5,430
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2042	1,740	1,651
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2045	1,025	948
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	1,690	1,733
City of Dallas, G.O. Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2026	4,225	4,286
City of Dallas, G.O. Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2027	5,765	5,961
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034	2,000	1,965
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036	1,000	955
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037	1,250	1,179
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038	1,000	931
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	9,505	9,516
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2025	4,030	4,060
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	5,500	5,505
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036	5,400	5,481
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042	8,700	8,808
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046	7,250	7,350
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	10,000	9,046
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2030	750	750
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2043	4,405	2,826
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2044	1,000	625
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2045	1,000	612
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037	700	686
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038	1,000	971
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039	750	715
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040	1,000	942
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,500	2,254
City of Denton, Certs. of Obligation, Series 2020, 2.00% 2/15/2034	1,400	1,138
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029	3,500	3,577
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033	14,180	14,417
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035	6,775	6,870
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036	7,500	7,594
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2045	1,000	1,005
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2053	5,000	5,133
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	5,000	4,500
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, 5.00% 8/15/2040	1,000	1,058
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, Assured Guaranty insured, 5.00% 8/15/2042	1,000	1,043
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, 5.25% 8/15/2049	USD3,675	$3,866
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040	1,000	966
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041	1,000	944
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044	1,570	1,437
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047	1,750	1,567
City of El Paso, Water and Sewer Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 3/1/2049	5,000	5,234
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM insured, 4.125% 2/15/2049	1,000	919
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, 4.25% 2/15/2054	1,265	1,158
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2025	1,000	1,005
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033 (preref. 8/15/2025)	2,000	2,009
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2042	1,000	972
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2046	1,000	954
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.75% 9/1/2050	1,230	1,166
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2048	2,260	2,332
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	1,750	1,726
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	8,340	8,077
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034	1,500	1,370
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027	1,080	1,127
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,060	2,934
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)	2,280	2,263
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032	750	770
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033	705	720
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034	1,000	1,012
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,400	1,493
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,205	1,114
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2048	1,430	1,249
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,215	1,019
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2039	1,125	1,072
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.375% 11/1/2041	1,240	1,167
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2043	1,365	1,284
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2045	1,505	1,393
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2047	1,660	1,516
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2049	1,830	1,604
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2038	2,990	3,223
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	5	5
Frenship Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2055	13,305	13,818
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2035	1,040	1,049
G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 2/15/2038	4,500	3,839
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 5.00% 8/1/2025	5,000	5,020
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2040	1,195	1,089
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2043	1,080	963
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2046	1,270	1,100
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,490	1,267
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.375% 4/1/2053	1,050	893
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046	1,900	1,681
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049	1,200	1,036
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051	2,250	1,934
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2040	1,250	1,333
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2041	USD1,700	$1,803
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,113
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 4.00% 2/15/2044	2,450	2,274
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2048	26,630	27,566
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 2.00% 8/15/2034	2,075	1,675
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049	2,635	2,398
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045	8,500	7,747
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049	8,480	7,521
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049	13,750	14,222
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	13,170	11,824
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037	3,170	3,332
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2046	1,135	1,024
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2050	1,130	1,006
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2044	1,340	1,173
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,710	1,404
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2046	1,035	954
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2051	1,135	1,009
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2050	1,105	925
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036	1,380	1,392
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	13,655	14,059
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	14,965	15,408
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2029	10,490	11,228
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2030	9,910	10,715
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 11/15/2037	5,155	5,620
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, Assured Guaranty insured, 5.00% 11/15/2042	4,945	5,145
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty insured, 3.125% 11/15/2056	1,000	680
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031	5,000	5,216
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033	1,000	1,038
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043	3,000	3,038
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048	1,500	1,347
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	12,435	10,919
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033	1,220	1,239
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041	2,000	2,012
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045	5,000	4,578
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047	7,300	7,327
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2049	2,500	2,591
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	15,615	16,077
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033	875	875
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	12,175	11,607
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2025	1,000	1,010
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026	2,500	2,577
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020-C-3, 5.00% 6/1/2032 (put 12/1/2026)	500	512
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028	1,000	1,006
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032	1,000	1,005
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039	5,000	4,152
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2041	USD1,000	$936
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2042	1,520	1,395
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	26,885	19,201
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	7,575	7,422
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)	2,140	2,137
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2025	1,000	1,008
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027	3,100	3,230
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2028	2,600	2,685
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030	1,820	1,876
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,250	2,313
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035	12,045	11,581
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 12/1/2045	7,005	7,005
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	7,690	7,912
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032	1,900	1,954
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	3,115	3,144
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	5,870	5,721
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	11,210	11,856
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	16,270	17,631
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	28,065	30,237
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	10,980	11,976
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.00% 9/1/2045	1,230	941
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047	6,603	5,594
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,525	1,540
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	7,980	7,980
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	9,125	8,822
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052	5,410	5,651
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	1,195	1,284
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	6,315	6,852
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	1,700	1,798
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2029	2,400	2,508
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030	3,825	3,992
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033	1,000	1,039
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034	2,270	2,352
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035	2,000	2,067
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	8,000	8,118
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037	2,500	2,536
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038	2,500	2,535
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 4.25% 7/1/2053	4,000	3,612
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031	8,750	8,780
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 4.00% 11/15/2049	1,030	931
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032	2,000	2,097
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033	5,245	5,667
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	USD10,000	$10,007
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038	10,000	10,317
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-D, 5.00% 11/15/2039	3,000	3,002
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039	3,475	3,576
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025	45	45
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	80	81
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	235	238
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	115	117
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	160	163
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	165	168
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	265	269
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028	3,060	3,081
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029	1,000	1,007
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030	1,000	1,006
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	1,555	1,564
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,000	1,006
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	21,685	22,853
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051	3,650	3,399
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2040	750	809
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2042	1,750	1,861
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2043	2,500	2,648
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty insured, 0% 12/1/2028	16,525	14,567
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	3,000	2,998
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,730	5,094
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2042	2,000	2,145
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,450	1,546
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 4.00% 2/15/2052	4,410	3,950
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	13,300	12,100
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM insured, 5.00% 8/1/2040	1,000	1,069
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2041	1,000	1,061
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2042	1,250	1,317
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM insured, 4.125% 8/1/2049	3,855	3,595
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM insured, 4.25% 8/1/2054	10,000	9,353
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2049	10,000	10,369
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	3,075	3,160
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031	USD125	$127
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	440	446
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034	300	303
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043	1,750	1,657
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	840	913
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2037	3,275	3,534
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	3,000	3,144
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	3,000	3,131
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049	8,225	8,519
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,113
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	900	964
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2041	1,065	1,133
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,300	1,373
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,670	1,755
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2044	1,475	1,544
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	6,000	5,354
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033	345	348
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034	360	362
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035	375	375
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036	780	777
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037	810	803
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038	845	828
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039	880	848
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040	615	585
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033	310	313
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034	500	502
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035	300	300
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036	440	438
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037	655	650
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	610	598
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039	895	864
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040	750	714
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045	1,500	1,369
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054	3,800	3,904
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	1,000	1,002
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035	3,080	3,080
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,025	1,110
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,060	1,139
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,880	2,007
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,975	2,094
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,100	2,213
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2039	1,055	982
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2043	1,045	943
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2047	1,255	1,105
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,105	964
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2049	14,700	15,247
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2039	3,000	3,204
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,180
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023-A, 4.00% 2/15/2048	5,000	4,585
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036	1,205	1,238
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.00% 9/1/2030	1,650	1,675
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.125% 9/1/2033	USD1,050	$1,073
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.25% 9/1/2036	1,235	1,260
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.50% 9/1/2039	1,445	1,472
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	1,195	1,213
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2045	1,995	2,009
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2049	3,205	3,204
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	2,725	2,828
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036	3,000	3,012
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	6,430	5,749
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 8/15/2032	1,000	1,026
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2046	1,000	936
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,000	910
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2031	3,000	3,003
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,041
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	13,000	13,443
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040	4,415	4,563
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2027	1,000	1,015
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2029	1,525	1,546
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030	2,500	2,636
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031	1,000	1,054
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032	3,700	3,845
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033	1,250	1,296
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2034	1,300	1,286
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034	1,240	1,283
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034	1,500	1,564
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2035	850	835
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	1,000	1,051
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037	1,000	1,045
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038	1,000	1,016
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038	1,585	1,650
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039	1,000	1,014
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039	1,565	1,623
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2040	1,500	1,501
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040	810	825
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2045	USD5,000	$5,003
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045	2,015	2,046
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2046	4,000	4,005
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049	5,000	4,223
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050	2,500	2,514
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2024-A, Assured Guaranty insured, 5.00% 5/15/2054	21,000	21,542
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2039	1,355	1,462
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2040	2,400	2,578
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2041	2,000	2,134
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2042	2,600	2,756
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2043	2,780	2,932
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2044	3,770	3,935
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036	3,850	3,408
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037	2,920	2,542
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2039	3,955	4,022
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030	1,450	1,463
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2044	3,680	3,835
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	2,505	2,437
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	3,000	2,677
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2040	1,000	1,077
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2042	1,000	1,060
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2043	1,000	1,052
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2044	1,000	1,045
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	4,000	3,557
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2047	3,390	3,492
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	4,620	4,134
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2049	1,005	844
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.50% 8/1/2045	1,035	931
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.375% 8/1/2054	1,095	926
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.125% 4/1/2039	1,425	1,426
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2045	1,430	1,407
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2050	1,610	1,551
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.375% 12/1/2041	1,140	1,074
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2045	1,140	1,054
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2048	1,010	917
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.625% 12/1/2051	1,170	1,071
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	898
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	USD1,010	$882
Montgomery Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048	5,005	4,595
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	1,380	1,418
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.70% 9/15/2027[3]	36,365	36,373
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.67 + 1.045%) 3.925% 9/15/2027[3]	12,645	12,688
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.17% 9/15/2027[3]	5,105	5,069
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	7,270	7,463
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	6,000	6,227
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030	2,000	2,082
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	12,010	12,548
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032	8,805	9,209
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	16,285	17,189
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	46,680	50,145
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 3.00% 9/1/2030	1,000	965
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 3.00% 9/1/2032	1,565	1,474
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 3.00% 9/1/2034	1,250	1,140
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 3.00% 9/1/2038	1,000	837
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 3.00% 9/1/2046	1,000	757
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049	2,360	2,374
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	250	263
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	3,180	2,849
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	750	827
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,123
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,190	2,312
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,311
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	5,000	5,147
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	7,500	6,879
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	13,810	12,318
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2036[1]	1,000	912
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[1]	1,245	1,067
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[1]	1,430	1,168
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[1]	1,025	801
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[1]	2,490	1,894
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033	6,000	5,910
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047	4,000	4,002
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	1,000	920
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	USD1,550	$1,369
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	3,400	2,868
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	1,500	1,546
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	875	902
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	2,000	1,759
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	30,270	25,328
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2042	1,075	963
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2050	1,650	1,379
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2025	2,680	2,691
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032	4,300	4,816
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2033	1,125	1,137
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2034	910	915
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044	2,500	2,266
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2051	9,070	8,007
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058	2,775	2,379
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060	25,000	21,498
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031	2,100	2,142
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033	1,200	1,221
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	1,250	1,270
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041	15,790	14,633
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039	1,245	1,019
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040	1,265	1,018
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033	1,440	1,470
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034	2,000	2,039
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,200	1,181
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035	2,245	2,285
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036	2,500	2,540
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,041
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038	8,300	8,478
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040	3,215	3,142
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043	33,470	33,949
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	9,500	9,501
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038	2,500	2,350
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039	2,500	2,314
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040	2,000	1,817
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	2,000	1,784
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2032	8,870	9,721
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2036	1,000	1,005
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2039	7,405	7,427
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	6,000	6,336
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2043	1,125	1,179
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037	18,005	15,907
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	1,000	1,094
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)	USD5,250	$5,230
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,176
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2048	1,015	1,044
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	15,800	16,247
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	25,370	26,123
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034	1,250	1,252
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035	650	645
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039	1,800	1,707
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2038	875	955
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	1,305	1,407
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,380	1,466
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,040	1,100
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2049	4,545	4,706
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	5,000	5,197
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	2,500	2,662
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,500	1,591
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,058
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2036	1,000	1,057
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,000	1,052
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,500	1,571
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2039	3,500	3,519
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	750	783
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,013
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,127
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	4,000	4,015
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	3,750	3,764
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2049	1,175	1,083
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054	17,970	18,569
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,182
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	19,705	17,691
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 5/1/2033	665	659
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.50% 8/15/2045	1,950	1,742
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	2,000	1,699
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041	1,640	1,359
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035	7,150	8,013
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,130	1,033
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2046	1,065	982
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2050	USD1,050	$944
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2034	1,250	1,186
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.50% 9/1/2043	1,020	926
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2047	1,260	1,130
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2050	1,140	1,016
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028	1,065	1,081
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042	2,500	2,518
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.25% 9/1/2040	1,445	1,311
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.50% 9/1/2045	1,190	1,063
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.375% 9/1/2049	1,240	1,063
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034	325	326
Royce City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,440	1,473
Royse City Independent School Dist. Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,076
City of San Angelo, Combination Tax and Rev. Certs. Of Obligation, Series 2023, 4.00% 2/15/2044	1,905	1,743
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2027	3,500	3,518
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2028	5,000	4,937
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	8,350	8,001
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029	4,000	4,085
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	415	449
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038	1,750	1,840
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039	2,000	2,095
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040	2,465	2,571
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040	2,000	2,099
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-A, 5.25% 2/1/2040	2,500	2,701
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-B, 5.25% 2/1/2040	3,730	4,030
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041	1,250	1,181
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041	2,000	2,078
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.00% 2/1/2041	1,250	1,325
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042	4,400	4,576
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043	1,250	1,165
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044	4,000	4,082
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044	2,000	2,059
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044	1,680	1,759
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2044	2,000	2,093
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2044	3,340	3,570
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045	1,600	1,639
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046	5,985	6,091
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048	6,180	6,283
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049	1,000	1,018
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049	23,590	23,999
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	4,000	4,144
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054	8,000	8,216
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2054	3,725	3,826
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2015-B, 4.00% 5/15/2040	7,000	6,605
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	7,305	7,797
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2041	8,330	8,821
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	2,000	1,919
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2043	9,650	10,137
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2045	2,165	2,224
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 5/15/2048	2,555	2,578
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2048	17,500	18,431
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2021-A, 4.00% 5/15/2051	1,000	899
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2052	11,115	11,636
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 3.00% 5/15/2042	2,000	1,618
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 5.00% 5/15/2046	3,330	3,413
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2052	USD5,285	$5,414
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046	3,500	3,183
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2048	23,250	24,113
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	4,010	4,353
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty insured, 4.00% 9/1/2035	465	458
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty insured, 4.00% 9/1/2037	775	758
Splendora Independent School Dist., Unlimited Tax School Building Bonds (Montgomery County), Series 2023, 5.00% 2/15/2041	1,530	1,623
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	375	403
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,940	2,110
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2042	1,000	1,060
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,054
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2044	1,000	1,049
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2045	1,000	1,045
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2050	3,500	3,617
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	2,500	2,391
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038	2,500	2,382
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	1,545	1,458
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	1,250	1,172
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	3,775	3,525
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053	1,000	877
County of Tarrant, Hospital Dist., Limited Tax Bonds, Series 2023, 4.00% 8/15/2043	2,500	2,349
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.625% 12/1/2045	1,015	978
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.00% 12/1/2049	1,220	1,032
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 4.00% 7/15/2028 (preref. 7/15/2025)	3,155	3,158
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 4.00% 7/15/2029 (preref. 7/15/2025)	2,345	2,347
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 7/15/2032 (preref. 7/15/2025)	3,810	3,821
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 7/15/2034 (preref. 7/15/2025)	4,200	4,212
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 11/15/2052	1,000	915
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2031	1,000	1,012
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2037	2,000	2,014
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-D, 5.00% 11/15/2051	2,000	2,034
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045	5,000	4,568
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041	3,000	2,823
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042	USD2,725	$2,550
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047	1,350	1,198
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2052	2,315	2,003
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	6,315	5,991
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	1,500	1,492
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2040	1,000	972
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	7,235	7,762
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM insured, 5.00% 10/1/2030	1,000	1,082
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 5.00% 10/1/2049	8,580	8,801
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 4.375% 10/1/2054	2,000	1,871
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033	1,000	1,028
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2022, 5.25% 5/15/2047	2,735	2,874
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2029	2,500	2,576
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2032	6,030	6,361
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035	1,145	1,167
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036	1,180	1,201
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2042	5,000	5,274
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	7,940	7,247
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.25% 3/15/2054	13,240	13,805
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2/15/2033 (preref. 6/10/2025)	2,000	2,003
THF Public Fac. Corp., Multi Family Housing Bonds (Lakeside Manor Apartments), Series 2022, 3.25% 3/1/2040 (put 9/1/2025)	6,000	5,990
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2043	1,075	942
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2045	1,185	1,035
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2047	1,305	1,122
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	1,335	1,133
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2041	6,000	6,314
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 4/1/2031	3,000	3,037
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2038	850	464
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2039	950	489
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2040	800	386
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041	1,425	641
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2043	2,185	876
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2044	USD2,850	$1,079
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028	26,715	23,671
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2029	27,520	23,440
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031	1,000	1,038
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032	1,000	1,037
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2026	3,000	3,046
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030	4,440	4,300
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031	3,040	3,172
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032	2,185	2,278
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033	2,000	2,079
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036	2,000	2,066
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	1,800	1,852
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038	2,100	2,154
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039	2,125	2,175
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044	5,000	5,066
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052	5,000	4,615
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2042	1,325	1,400
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2043	1,250	1,315
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2044	1,350	1,416
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2049	4,090	4,266
Waco Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 3.00% 8/15/2039	3,365	2,829
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2037	1,000	1,095
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038	1,000	986
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2038	1,200	1,304
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2053	28,565	29,571
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030	7,940	7,992
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032	7,445	7,515
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 3.00% 10/15/2033	2,000	1,848
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033	2,000	2,013
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034	5,440	5,460
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035	6,510	6,512
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036	9,000	8,945
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037	8,900	8,748
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038	USD4,000	$3,893
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,000	5,478
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040	6,950	6,964
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	8,000	8,078
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.25% 10/15/2051	35,460	37,297
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056	5,130	4,502
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2058	9,700	9,992
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	360	397
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	300	329
Waxachie Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,000	1,050
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2049	7,190	6,595
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	6,880	6,179
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,069
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2042	1,000	1,062
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2043	1,250	1,318
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,311
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045	1,000	889
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060	12,750	10,842
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 8/15/2033	1,100	1,100
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	2,225	2,409
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	2,865	3,076
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	3,000	3,196
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,665	2,821
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	3,330	3,504
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2042	1,000	899
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2046	1,195	1,057
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,040	876
Witchita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/1/2034	5,755	4,758
		3,002,633
United States 1.45%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035[1,3]	35,736	1,900
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[1]	47,323	42,763
Freddie Mac, Multi Family Certs., Series 2023, 3.721% 1/25/2040[3]	33,848	33,637
Freddie Mac, Multi Family Certs., Series 2023, 4.136% 8/25/2040[3]	9,322	9,492
Freddie Mac, Multi Family Certs. Green Bonds, Series 2025, 4.096% 11/25/2042[3]	27,147	26,659
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	22,689	21,413
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 9/15/2033[1]	21,960	19,053
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	3,580	3,408
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035[1]	12,250	10,738
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037	56,225	44,391
Freddie Mac, Multi Family Mortgage Certs. Green Bonds, Series 2024, 3.261% 12/25/2038[3]	69,220	59,950
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-9, Class AUS, 4.033% 12/25/2036[3]	4,363	4,381
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	34,287	28,696
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[1]	11,540	9,228
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Bonds, notes & other debt instruments (continued) United States (continued)	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.199% 11/25/2038[3]	USD19,883	$18,641
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.802% 4/25/2043[3]	8,760	7,666
		342,016
Utah 0.71%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.25% 8/1/2053	1,950	2,043
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037[1]	5,185	4,935
G.O. Bonds, Series 2020, 3.00% 7/1/2034	2,025	1,874
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,845	3,011
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	950	1,031
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	740	805
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	1,825	1,990
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,270	3,613
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,510	5,011
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA insured, 4.00% 1/1/2045	3,510	3,505
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054[1]	2,965	2,693
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054[1]	3,505	3,512
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037	4,260	4,222
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038	4,430	4,347
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039	4,510	4,371
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040	4,795	4,599
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047	5,995	6,018
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2051	4,000	4,060
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038	730	738
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043	1,150	1,152
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048	1,185	1,178
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	100	111
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037	1,000	1,088
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 6/15/2035	28,000	30,844
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2032 (preref. 6/15/2025)	25,000	25,015
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2033 (preref. 6/15/2025)	6,200	6,204
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2040	1,765	1,907
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2041	4,500	4,809
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2042	1,500	1,592
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[1]	4,790	4,306
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[1]	8,500	7,079
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032	1,000	1,043
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034	1,000	1,039
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035	1,000	1,037
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036	2,000	2,069
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 4.00% 5/15/2041	10,000	9,087
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 3.00% 5/15/2050	2,155	1,632
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 5.00% 5/1/2027	315	326
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 5.00% 5/1/2028	450	472
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 5.00% 5/1/2030	175	188
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 5.00% 5/1/2031	95	103
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Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2032	USD135	$138
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2033	150	152
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2034	115	116
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2035	215	217
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2037	300	300
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2039	175	171
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2040	160	156
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2041	175	167
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty insured, 4.00% 5/1/2046	275	248
		166,324
Vermont 0.06%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031	3,300	3,336
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,200	2,218
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039	1,750	1,754
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046	4,300	4,245
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051	1,000	618
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,830	1,235
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 5/1/2048	125	125
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	910	909
		14,440
Virgin Islands 0.06%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	1,675	1,681
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,555
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	3,355	3,443
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	6,950	7,148
		14,827
Virginia 1.66%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2049	2,800	2,443
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 6/1/2054	5,220	4,390
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)	3,000	3,019
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2037	1,700	1,769
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	USD3,335	$3,076
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,935	1,957
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 4.875% 7/15/2040	2,000	1,940
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037	5,000	4,372
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2023-A, 5.00% 2/1/2039	1,900	2,056
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034	1,000	1,173
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029	9,150	9,549
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026	900	906
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028	2,600	2,615
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028	5,755	5,669
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 5/15/2025	2,000	2,001
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037	1,525	1,533
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2022, 4.00% 5/15/2042	7,560	7,186
County of Fairfax, Public Improvement Bonds, Series 2022-A, 4.00% 10/1/2026	5,460	5,537
County of Fairfax, Public Improvement Bonds, Series 2025-A, 5.00% 10/1/2037	5,000	5,555
County of Fairfax, Sewer Rev. Bonds, Series 2024-A, 5.00% 7/15/2054	1,500	1,571
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	1,010	1,028
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty insured, 5.375% 7/1/2053 (put 7/1/2043)	5,350	5,519
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	705	715
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	5,280	5,259
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	6,340	6,153
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	2,900	2,733
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	6,390	5,882
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	10,500	9,545
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	11,000	9,835
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,410	17,155
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030	7,045	6,492
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2032 (preref. 6/15/2025)	1,000	1,002
County of Halifax, Electric and Power Co. Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Eclectic and Power Co. Project), Series 2010-A, 3.80% 12/1/2041 (put 5/28/2027)	8,590	8,661
Hampton Roads, Transportation Accountability Commission, Rev. Bonds (Hampton Roads Transportation Fund), Series 2024-A, 5.00% 7/1/2054	4,715	4,877
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 3.00% 10/1/2035	USD475	$442
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045	1,420	1,300
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	6,150	6,200
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2033	500	507
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 3.25% 12/1/2025	120	119
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	1,150	1,123
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045	2,165	1,428
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053	1,190	754
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty insured, 5.25% 7/1/2043	1,665	1,793
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty insured, 5.25% 7/1/2048	2,900	3,066
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, 5.25% 7/1/2053	3,125	3,293
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027	840	840
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028	905	905
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2025	200	199
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048	2,310	1,949
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 11/1/2035 (put 9/2/2025)	10,875	10,713
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 3.65% 11/1/2035 (put 9/2/2025)	1,000	1,006
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	8,800	6,145
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	2,640	2,203
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031	2,000	2,053
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.125% 12/1/2026	200	196
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	515	515
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]	15,250	14,197
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[1]	41,100	38,698
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	2,145	2,179
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	2,505	2,467
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	288	288
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026	1,140	1,146
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)	15	16
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2025	10,000	10,042
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2026	2,000	2,009
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2028	2,000	2,009
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)	USD1,750	$1,763
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027	420	421
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051	2,415	2,187
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	2,500	2,507
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	2,105	2,107
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	2,960	2,893
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,000	3,803
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	5,000	4,618
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	230
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	1,710	1,619
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	2,220	1,983
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	9,975	8,121
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	2,000	2,074
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	1,740	1,771
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	2,275	2,313
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	1,250	1,259
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,665	1,736
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	572
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035	1,610	1,667
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	2,370	2,281
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038	5,000	4,760
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	24,010	20,819
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	28,055	23,050
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), eries 2023-B-3, 5.375% 9/1/2029	7,205	7,253
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,000	2,014
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2025	1,115	1,125
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 1/1/2035	1,000	1,005
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 10/1/2040 (put 9/2/2025)	12,875	12,683
		391,607
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Bonds, notes & other debt instruments (continued) Washington 2.51%	Principal amount (000)	Value (000)
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 12/1/2025	USD420	$422
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	13,500	12,072
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2050 (preref. 11/1/2025)	5,000	5,045
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	6,200	6,219
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	4,000	3,941
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	5,230	4,101
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	12,750	12,276
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	1,140	1,003
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	8,435	9,149
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,372
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 4.00% 12/1/2045[1]	1,200	1,068
G.O. Bonds, Series 2017-A, 5.00% 8/1/2036	5,000	5,073
G.O. Bonds, Series 2017-A, 5.00% 8/1/2037	2,500	2,534
G.O. Bonds, Series 2022-A, 5.00% 8/1/2039	15,330	16,327
G.O. Bonds, Series 2016-A-1, 5.00% 8/1/2040	4,750	4,768
G.O. Bonds, Series 2018-C, 5.00% 2/1/2041	2,000	2,039
G.O. Bonds, Series 2018-A, 5.00% 8/1/2041	780	792
G.O. Bonds, Series 2018-A, 5.00% 8/1/2042	4,000	4,056
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044	4,000	4,180
G.O. Bonds, Series 2024-A, 5.00% 8/1/2046	16,690	17,403
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035	3,000	3,078
County of Grant Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2023-A, 5.00% 1/1/2039	1,000	1,071
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042	1,200	1,214
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 1/1/2044 (put 12/1/2025)	1,500	1,485
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2025)	5,000	5,007
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2026 (preref. 7/1/2025)	1,500	1,503
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2033	2,480	2,484
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037	2,500	2,528
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041	5,000	4,552
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	4,505	4,020
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	16,980	16,984
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	19,155	19,157
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	10,315	10,379
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2029	1,800	1,828
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,000	1,007
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036	2,965	2,977
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	1,205	1,210
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031 (preref. 12/1/2026)	4,625	4,740
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,000	1,025
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	2,180	2,234
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028	1,500	1,503
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029	1,750	1,753
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030	1,500	1,502
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029	1,700	1,761
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033	3,000	3,077
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[7]	USD12,665	$509
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	50,618	46,638
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.494% 4/20/2037[3]	45,131	4,541
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	49,198	44,346
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/20/2040[3]	25,790	23,743
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2025	655	655
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2026	315	318
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2027	705	717
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2030	155	162
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2038	1,590	1,641
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2043	2,225	2,248
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027[1]	110	110
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[1]	250	249
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029[1]	160	159
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]	2,300	2,152
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[1]	3,400	3,024
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[1]	2,820	2,424
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030	975	953
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035	1,400	1,123
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040	1,750	1,331
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043	975	710
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 6/1/2047	535	533
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047	85	85
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	1,600	1,601
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	2,770	2,771
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	4,745	4,642
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	4,935	4,792
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	3,320	3,426
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[1]	9,750	9,896
Kelso School Dist. No. 458, G.O. Bonds, Series 2019, 4.00% 12/1/2038	1,680	1,684
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[1]	40,335	30,325
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[1]	18,345	12,699
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]	22,180	13,867
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]	10,375	6,321
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[1]	4,740	3,657
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,965	2,868
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2025-D, 5.00% 6/1/2043	2,165	2,304
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2024-B, 5.00% 6/1/2045	USD4,645	$4,858
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2025-D, 5.00% 6/1/2048	10,000	10,455
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2025-D, 5.00% 6/1/2049	16,785	17,518
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2036	2,500	2,536
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2040	2,500	2,527
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026	2,040	1,967
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2018-A, 4.00% 1/1/2040	10,890	10,693
City of Seattle, Municipal Light and Power Improvement Rev. Green Bonds, Series 2020-A, 4.00% 7/1/2034	1,785	1,811
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2030 (preref. 5/1/2025)	3,670	3,670
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2033 (preref. 5/1/2025)	4,965	4,965
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2034 (preref. 5/1/2025)	2,145	2,145
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2035 (preref. 5/1/2025)	5,160	5,160
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2025	3,770	3,784
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	15,270	15,659
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	6,975	7,166
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2049	3,070	3,179
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2054	3,000	3,077
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 12/1/2041	3,205	3,122
University of Washington, General Rev. Ref. Bonds, Series 2025-C, 5.00% 1/1/2030	1,000	1,082
Various Purpose G.O. Bonds, Series 2021-A, 5.00% 8/1/2033	1,060	1,146
Various Purpose G.O. Bonds, Series 2024-C, 5.00% 2/1/2040	2,500	2,705
Various Purpose G.O. Bonds, Series 2023-B, 5.00% 2/1/2042	3,665	3,874
Various Purpose G.O. Bonds, Series 2025-C, 5.00% 2/1/2047	5,000	5,230
Various Purpose G.O. Bonds, Series 2025-A, 5.00% 8/1/2048	6,435	6,688
Various Purpose G.O. Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	7,000	7,086
Various Purpose G.O. Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2039	3,750	4,107
		591,353
West Virginia 0.07%
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 5.00% 6/1/2038	950	1,002
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	5,250	4,982
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038	1,375	1,253
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038	2,175	2,306
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043	975	989
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047	6,000	6,061
		16,593
Wisconsin 1.81%
G.O. Bonds, Series 2021-A, 5.00% 5/1/2025	2,000	2,000
G.O. Bonds, Series 2017-B, 5.00% 5/1/2036	4,000	4,000
G.O. Bonds, Series 2021-B, 4.00% 5/1/2039	1,000	994
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2035	1,580	1,801
G.O. Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2036	4,000	4,515
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042	3,380	3,391
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047	2,500	2,243
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036	2,270	2,287
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)	1,670	1,682
Health and Educational Facs. Auth., Rev. Bonds (Aspirus Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	14,000	14,452
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2038	2,900	3,002
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2039	2,500	2,576
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Bellin Memorial Hospital, Inc.), Series 2022-A, 5.50% 12/1/2052	USD3,685	$3,865
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041	1,590	1,594
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2044	1,700	1,759
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty insured, 4.00% 2/15/2034	1,360	1,357
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty insured, 4.00% 2/15/2035	1,000	996
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,500	2,472
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)	4,035	4,095
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036	3,870	3,990
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037	3,500	3,598
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	29,700	29,652
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029	500	530
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031	500	541
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042	5,000	5,184
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	10,250	10,407
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	2,955	2,908
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-1, 4.40% 8/15/2029	1,600	1,580
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2/15/2031 (preref. 8/15/2025)	450	450
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	3,866	3,331
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	2,505	2,506
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	1,530	1,531
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	4,055	4,058
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	2,985	3,001
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	10,885	10,851
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	5,240	5,176
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,275	2,212
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	2,060	2,004
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	9,640	10,443
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	3,690	3,966
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,485	2,689
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[1]	250	174
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055[1]	1,670	1,505
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2034[1]	1,000	947
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040	1,000	977
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	1,380	1,078
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	2,925	2,162
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	USD3,710	$2,666
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	12,285	10,748
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052	7,500	7,552
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, 5.00% 6/1/2034	1,000	1,044
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty insured, 3.00% 6/1/2045	32,000	25,154
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044	3,000	3,013
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031	3,115	3,154
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032	3,250	3,287
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040	11,585	11,602
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036[1]	22,996	22,403
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty insured, 5.00% 3/1/2041	4,850	4,882
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)	24,060	23,830
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	1,903	1,928
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2034	370	403
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2042	7,000	7,260
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.375% 7/1/2047	5,635	5,756
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052	2,425	2,471
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055	4,130	4,207
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	1,290	1,269
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,400	1,348
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	6,875	6,959
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	1,025	833
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[1]	1,625	1,455
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	5,275	4,636
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	14,900	11,891
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	13,515	9,721
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050	6,095	4,454
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2045	1,150	1,168
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2050	2,850	2,921
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2055	1,750	1,790
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	2,910	2,941
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035	1,190	1,176
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036	1,240	1,215
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037	1,290	1,252
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	3,050	2,748
The Tax-Exempt Bond Fund of America — Page 139 of 147

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047	USD3,850	$3,334
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,700	1,410
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[1]	2,050	1,749
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	1,000	1,016
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	821
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2026	1,545	1,527
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2028	175	168
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	4,475	4,469
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	1,530	1,469
Public Fin. Auth., Special Rev. Bonds (Astro Texas Land Projects, Municipal Utility Dists., Brazoria, Galveston, Harris and Waller Counties), Series 2024, 5.50% 12/15/2028 (preref. 6/1/2025)	4,814	4,821
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty insured, 4.00% 7/1/2055	1,250	1,069
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty insured, 5.00% 7/1/2058	2,000	1,998
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,000	958
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038[1]	1,335	1,382
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043[1]	1,920	1,970
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053[1]	2,075	2,123
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty insured, 5.00% 7/1/2058	11,250	10,831
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034	1,125	1,147
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[1]	1,080	800
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051	8,500	7,656
		426,387
Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	922
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046	830	829
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049	4,540	4,446
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	985	971
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	2,175	2,178
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	1,665	1,736
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	735	791
		11,873
Total bonds, notes & other debt instruments (cost: $23,368,436,000)		22,215,044
Short-term securities 4.86% Municipals 4.86%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.83% 12/15/2028[1,3]	16,960	16,960
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.50% 12/1/2033[3]	11,200	11,200
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.50% 12/1/2029[3]	20,000	20,000
The Tax-Exempt Bond Fund of America — Page 140 of 147

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 3.87% 1/1/2046 (put 11/4/2026)[3,8]	USD4,800	$4,800
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 3.87% 1/1/2046 (preref. 11/4/2025)[3,8]	200	200
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.50% 2/1/2048[3]	10,910	10,910
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.50% 2/1/2048[3]	27,815	27,815
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.15% 11/15/2052[3]	4,475	4,475
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 2.25% 11/15/2052[3]	33,915	33,915
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025	20,000	20,037
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	7,500	7,516
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 3.01% 2/1/2035[3]	8,100	8,100
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	5,000	5,010
State of Colorado, County of Denver, Tax and Rev. Anticipation Notes, Series 2024-B, 5.00% 6/30/2025	10,000	10,025
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A4-2, 2.15% 7/1/2049[3]	38,200	38,200
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 3.74% 10/1/2050[3]	38,530	38,530
State of Florida, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A, 2.88% 5/13/2025	10,000	9,998
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.40% 7/1/2034 (put 03/03/2025)[8]	8,750	8,745
State of Florida, City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 4.00% 12/1/2025 (put 6/1/2025)[8]	2,500	2,500
State of Florida, County of Highlands Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-I, 3.57% 11/15/2032[3]	10,000	10,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.35% 8/1/2044[3]	15,600	15,600
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.45% 8/1/2044[3]	14,295	14,295
State of Illinois, G.O. Bonds, Series 2024-B, 5.00% 5/1/2025	745	745
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.40% 5/1/2028 (put 3/3/2025)[8]	5,000	4,997
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.75% 12/1/2039[3]	17,320	17,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 2.66% 11/15/2033[3]	17,500	17,500
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.15% 2/15/2041[3]	21,755	21,755
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.40% 5/1/2028 (put 3/3/2025)[8]	6,000	5,996
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 2.52% 12/1/2051[3]	13,000	13,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.52% 8/1/2035[3]	8,300	8,300
State of Maryland, County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2017-E, 2.30% 11/1/2037[3]	13,360	13,360
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.90% 12/1/2041 (put 6/2/2025)[8]	3,500	3,500
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 2.60% 3/1/2030[3]	20,745	20,745
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.90% 12/1/2034 (put 6/2/2025)[8]	10,000	10,000
The Tax-Exempt Bond Fund of America — Page 141 of 147

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Michigan, Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	USD7,100	$7,117
State of Michigan, Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2025	1,900	1,904
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 2.40% 4/1/2038[3]	5,500	5,500
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.40% 4/1/2042[3]	3,500	3,500
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.60% 11/15/2038[3]	20,000	20,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-D, 2.15% 11/15/2064[3]	15,900	15,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-C, 2.50% 12/1/2030[3]	34,290	34,290
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-D, 2.66% 12/1/2030[3]	14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 2.50% 11/1/2035[3]	19,350	19,350
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 2.50% 11/1/2035[3]	13,500	13,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 2.50% 11/1/2035[3]	26,325	26,325
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.60% 2/15/2033[3]	12,650	12,650
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 2.30% 3/1/2040[3]	9,200	9,200
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	2,500	2,500
State of New York, Dormitory Auth., Rev. IAM Commercial Paper (Cornell University), Series 2025, 3.25% 7/17/2025	10,500	10,500
State of New York, New York City G.O. Bonds, Fiscal 2010, Series 2010-G-4, 3.60% 3/1/2039[3]	13,615	13,615
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2012-G-6, 2.55% 4/1/2042[3]	17,200	17,200
State of New York, New York City G.O. Bonds, Fiscal 2021, Series 2021-2, 2.55% 4/1/2042[3]	1,680	1,680
State of New York, New York City G.O. Bonds, Fiscal 2021, Series 2021-3, 2.55% 4/1/2042[3]	1,275	1,275
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 2.65% 6/15/2033[3]	16,100	16,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 3.61% 6/15/2038[3]	13,785	13,785
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 2.50% 6/15/2044[3]	9,625	9,625
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 3.60% 6/15/2046[3]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 2.50% 6/15/2048[3]	20,380	20,380
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 2.50% 6/15/2049[3]	10,600	10,600
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 2.55% 6/15/2053[3]	16,285	16,285
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.50% 2/1/2045[3]	10,450	10,450
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.50% 8/1/2041[3]	23,995	23,995
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.50% 8/1/2042[3]	8,100	8,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 2.50% 11/1/2054[3]	27,000	27,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 2.55% 1/1/2032[3]	18,445	18,445
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.50% 1/1/2035[3]	19,350	19,350
The Tax-Exempt Bond Fund of America — Page 142 of 147

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 2.67% 11/15/2028[3]	USD2,880	$2,880
State of North Carolina, University of North Carolina Chapel Hill, Rev. Bonds, Series 2001, 2.26% 12/1/2025[3]	1,180	1,180
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.65% 12/1/2046 (put 8/1/2025)[8]	13,580	13,581
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2008-B-5, 2.88% 6/17/2025	29,145	29,126
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.70% 1/1/2039[3]	8,300	8,300
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 4.15% 1/15/2045[3]	2,400	2,400
State of Ohio, Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.40% 11/1/2035 (put 3/3/2025)[8]	6,000	5,996
State of South Carolina, Charleston County School Dist., G.O. Bond Anticipation Notes (Sales Tax Projects - Phase V), Series 2024-B, 4.75% 5/8/2025	33,505	33,513
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.50% 5/1/2048[3]	45,200	45,200
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 2.58% 1/1/2033[3]	1,025	1,025
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 2.58% 4/1/2032[3]	3,810	3,810
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 2.58% 7/1/2038[3]	670	670
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.45% 11/1/2041[3]	21,710	21,710
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 3.35% 5/15/2034[3]	5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.35% 5/15/2034[3]	25,000	25,000
State of Texas, Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 3.50% 9/1/2041 (put 2/1/2026)[8]	12,245	12,238
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 2.60% 11/1/2036[3]	6,450	6,450
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.65% 2/15/2038[3]	16,025	16,025
State of Virginia, City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2017-C, 3.82% 1/1/2047[3]	5,000	5,000
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 2.38% 7/1/2030[3]	6,465	6,465
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.50% 10/1/2044[3]	12,975	12,975
		1,144,194
Total short-term securities (cost: $1,144,269,000)		1,144,194
Total investment securities 99.20% (cost: $24,512,705,000)		23,359,238
Other assets less liabilities 0.80%		188,867
Net assets 100.00%		$23,548,105
The Tax-Exempt Bond Fund of America — Page 143 of 147

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	2,989	7/3/2025	USD622,155	$1,405
5 Year U.S. Treasury Note Futures	Long	3,434	7/3/2025	374,977	627
10 Year Ultra U.S. Treasury Note Futures	Short	1,321	6/30/2025	(151,564)	(1,101)
30 Year Ultra U.S. Treasury Bond Futures	Short	640	6/30/2025	(77,460)	415
					$1,346
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$35,635	$34,050	0.14%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $827,950,000, which represented 3.52% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,050,000, which represented 0.14% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	For short-term securities, the mandatory put date is considered to be the maturity date.
The Tax-Exempt Bond Fund of America — Page 144 of 147

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,743,504,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$3,002,633	$—	$3,002,633
New York	—	2,697,278	—	2,697,278
Illinois	—	1,935,896	—	1,935,896
California	—	1,877,317	—	1,877,317
Alabama	—	915,350	—	915,350
Florida	—	878,494	—	878,494
Pennsylvania	—	815,290	—	815,290
Michigan	—	637,258	—	637,258
Georgia	—	605,590	—	605,590
Washington	—	591,353	—	591,353
Arizona	—	581,030	—	581,030
Other	—	7,677,555	—	7,677,555
Short-term securities	—	1,144,194	—	1,144,194
Total	$—	$23,359,238	$—	$23,359,238

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,447	$—	$—	$2,447
Liabilities:
Unrealized depreciation on futures contracts	(1,101)	—	—	(1,101)
Total	$1,346	$—	$—	$1,346
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-019-0625
The Tax-Exempt Bond Fund of America — Page 147 of 147